SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.5%
Australia — 4.1%
AGL Energy Ltd	625,607	$4,373
AMP Ltd	1,023,091	1,004
ANZ Group Holdings Ltd	227,366	4,018
Appen Ltd *	21,481	35
Aristocrat Leisure Ltd	347,449	14,706
Beach Energy	285,962	247
Bendigo & Adelaide Bank Ltd	122,282	992
BlueScope Steel Ltd	827,733	9,578
Brambles Ltd	839,837	10,005
CAR Group Ltd	1,459	33
Chalice Mining Ltd *	29,092	20
Charter Hall Group ‡	166,516	1,480
Cochlear Ltd	40,821	7,327
Codan Ltd	31,527	314
Coles Group Ltd	22,414	262
Computershare Ltd	170,206	3,578
Dexus ‡	205,593	848
Evolution Mining Ltd	954,466	2,843
Genesis Minerals Ltd *	15,958	24
Gold Road Resources Ltd	191,967	244
GPT Group/The ‡	726,667	1,966
Harvey Norman Holdings Ltd	29,453	85
Helia Group Ltd	131,888	365
HUB24 Ltd	45,774	1,973
Iluka Resources Ltd	71,843	225
Imdex Ltd	44,771	64
Insurance Australia Group Ltd	552,912	2,896
JB Hi-Fi Ltd	42,030	2,412
Lottery Corp Ltd/The	911,567	2,788
Magellan Financial Group Ltd	131,357	904
National Australia Bank Ltd	35,712	820
Netwealth Group Ltd	47,487	845
Northern Star Resources Ltd	812,282	7,765
Nuix Ltd *	69,813	273
Orica Ltd	110,313	1,132
Origin Energy Ltd	172,633	1,165
Pinnacle Investment Management Group Ltd	125,259	1,772
Pro Medicus Ltd	90,023	13,941
Qantas Airways Ltd *	2,191,511	12,171
Qualitas Ltd	41,537	70
Qube Holdings Ltd	661,238	1,625
REA Group Ltd	39,937	5,769
Regis Healthcare Ltd	11,851	44
Regis Resources Ltd *	280,833	443
Resolute Mining Ltd *	841,885	206
Stockland ‡	879,742	2,615
Suncorp Group Ltd	39,795	468
Technology One Ltd	70,123	1,359
Telix Pharmaceuticals Ltd *	6,677	102
Westpac Banking Corp	47,362	948
Whitehaven Coal Ltd	135,869	522

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WiseTech Global Ltd	554	$42
Yancoal Australia Ltd	75,617	304
Zip Co Ltd *	1,065,852	1,953
		131,963

Austria — 0.7%
ANDRITZ AG	27,213	1,381
BAWAG Group AG	31,967	2,692
DO & CO AG *	431	80
Erste Group Bank AG	222,797	13,786
OMV AG	62,096	2,407
Palfinger AG	2,403	49
Raiffeisen Bank International AG	87,517	1,788
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,873	184
voestalpine AG	58,115	1,103
		23,470

Belgium — 1.1%
Ageas SA/NV	60,072	2,917
Anheuser-Busch InBev SA/NV	226,027	11,293
Barco NV	10,143	110
Bekaert SA	27,019	936
Colruyt Group N.V	21,974	825
Deme Group NV	6,854	978
Groupe Bruxelles Lambert NV	10,835	741
KBC Ancora	5,499	287
KBC Group NV	100,700	7,773
Lotus Bakeries NV	154	1,719
UCB SA	40,878	8,136
		35,715

Brazil — 1.1%
Ambev SA	6,761,900	12,850
Banco do Brasil SA	2,540,000	9,937
MercadoLibre Inc *	2,851	4,848
NU Holdings Ltd, Cl A *	390,807	4,049
Pluxee NV	226,438	4,388
		36,072

Burkina Faso — 0.0%
IAMGOLD Corp *	58,900	304

Canada — 1.3%
ADENTRA Inc	900	23
Aecon Group Inc ‡	30,200	572
AGF Management Ltd, Cl B	14,781	110
Amerigo Resources Ltd	20,500	22
Aritzia Inc *	25,000	929
Athabasca Oil Corp *	448,600	1,663
Canadian Natural Resources Ltd	130,988	4,042
Canadian Pacific Kansas City Ltd	93,704	6,781
Centerra Gold Inc, Cl Common Subs. Receipt	23,346	133
Chorus Aviation Inc *	56,400	122
Coveo Solutions Inc *	17,400	77

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Empire Co Ltd, Cl A	57,100	$1,743
Enerflex Ltd	105,800	1,053
Ensign Energy Services Inc *	31,927	66
Exco Technologies Ltd	7,454	39
Fiera Capital Corp, Cl A	62,115	390
Finning International Inc	15,900	421
Fortuna Mining Corp *	263,700	1,131
iA Financial Corp Inc	22,800	2,114
Knight Therapeutics Inc *	13,700	51
Magna International Inc, Cl A	452,956	18,924
Martinrea International Inc	52,481	329
North West Co Inc/The	3,400	116
Orla Mining Ltd *	37,800	209
Paramount Resources Ltd, Cl A	38,800	858
Pason Systems Inc	14,633	139
Secure Energy Services Inc	55,500	627
Source Energy Services Ltd *	4,700	53
Torex Gold Resources Inc *	11,700	230
Trican Well Service Ltd	8,200	29
		42,996

China — 2.7%
Alibaba Group Holding Ltd	2,346,754	24,894
BOC Hong Kong Holdings Ltd	890,669	2,861
China Merchants Bank Co Ltd, Cl H	1,316,842	6,781
China Overseas Land & Investment Ltd	6,520,921	10,409
Haier Smart Home Co Ltd, Cl A	4,412,539	15,621
Meituan, Cl B *	369,300	7,212
Prosus NV	37,169	1,476
SITC International Holdings Co Ltd	1,167,000	3,110
VSTECS Holdings Ltd	182,000	122
Weichai Power Co Ltd, Cl H	5,504,930	8,419
Wilmar International Ltd	739,152	1,680
Yangzijiang Shipbuilding Holdings Ltd	2,758,641	6,046
		88,631

Denmark — 2.8%
ALK-Abello A/S *	23,770	526
AP Moller - Maersk A/S, Cl B	3,567	5,933
Coloplast A/S, Cl B	30,488	3,339
Danske Bank A/S	690,767	19,578
DSV A/S	37,820	8,052
Genmab A/S *	16,556	3,456
H Lundbeck A/S	143,402	823
NKT A/S *	1,593	114
Novo Nordisk A/S, Cl B	360,308	31,078
Pandora A/S	84,039	15,370
Per Aarsleff Holding A/S	14,177	989
ROCKWOOL A/S, Cl B	5,486	1,951
Sydbank AS	18,110	956
Vestas Wind Systems A/S *	15,073	207
Vestjysk Bank A/S	50,044	30
		92,402

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finland — 1.2%
Kemira Oyj	16,640	$336
Kone Oyj, Cl B	145,466	7,089
Konecranes Oyj	24,564	1,556
Nokia Oyj	2,518,741	11,138
Nokia Oyj ADR	1,030,816	4,567
Nordea Bank Abp	366,770	4,000
Olvi Oyj, Cl A	1,170	36
Orion Oyj, Cl B	83,390	3,694
Puuilo Oyj	4,561	48
Terveystalo Oyj	2,703	30
Vaisala Oyj, Cl A	476	24
Wartsila OYJ Abp, Cl B	325,310	5,763
		38,281

France — 7.3%
Accor SA	235,066	11,450
Air Liquide SA	71,598	11,634
Amundi SA	294,627	19,586
Arkema SA	119,542	9,104
AXA SA	111,924	3,978
BNP Paribas SA	59,687	3,660
Bouygues SA	77,464	2,289
Bureau Veritas SA	121,980	3,706
Carrefour SA	281,508	4,002
Cie de Saint-Gobain SA	52,727	4,679
Cie Generale des Etablissements Michelin SCA	660,019	21,734
Covivio SA/France ‡	16,969	857
Danone SA	154,048	10,388
Dassault Aviation SA	1,566	320
Dassault Systemes SE	38,422	1,333
Engie SA	125,063	1,983
Gaztransport Et Technigaz SA	7,022	935
Hermes International SCA	1,252	3,010
Ipsen SA	9,739	1,116
Kering SA	20,801	5,132
Klepierre SA ‡	87,678	2,524
La Francaise des Jeux SAEM	56,560	2,180
Legrand SA	33,466	3,259
L'Oreal SA	7,643	2,706
LVMH Moet Hennessy Louis Vuitton SE	23,434	15,421
Nexans SA	594	64
Orange SA	150,979	1,505
Publicis Groupe SA	98,789	10,536
Renault SA	80,103	3,903
Rexel SA	796,328	20,285
Safran SA	43,544	9,564
SCOR SE	54,892	1,344
Societe BIC SA	19,095	1,262
Societe Generale SA	112,345	3,160
Sodexo SA	138,895	11,441
Technip Energies NV	10,237	272
Teleperformance SE	245,611	21,140

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TotalEnergies SE	23,344	$1,290
Unibail-Rodamco-Westfield ‡	42,064	3,167
Vivendi SE	459,468	1,224
		237,143

Georgia — 0.0%
TBC Bank Group PLC	22,615	884

Germany — 10.5%
adidas AG	106,461	26,177
Allianz SE	2,716	835
Aroundtown SA *	45,863	139
BASF SE	763,915	33,487
Bayer AG	636,432	12,708
Cewe Stiftung & Co KGAA	1,219	131
Continental AG	317,340	21,376
CTS Eventim AG & Co KGaA	38,629	3,264
Daimler Truck Holding AG	729,827	27,944
Deutsche Bank AG	312,687	5,394
Deutsche Boerse AG	49,691	11,443
Deutsche Lufthansa AG	209,736	1,347
Deutsche Post AG	24,878	878
Deutsche Telekom AG	192,697	5,772
Duerr AG	24,234	537
DWS Group GmbH & Co KGaA	1,446	60
Elmos Semiconductor SE	462	33
Evonik Industries AG	666,798	11,586
Fresenius Medical Care AG	399,091	18,165
Fresenius SE & Co KGaA *	31,385	1,089
Grand City Properties SA *	1,980	24
Heidelberg Materials AG	99,798	12,327
HOCHTIEF AG	8,534	1,146
Hypoport SE *	152	27
Indus Holding AG	2,579	54
IONOS Group SE *	1,415	32
K+S AG	76,422	827
KION Group AG	22,788	752
Knorr-Bremse AG	144,691	10,498
Krones AG	3,432	425
LANXESS AG	32,373	791
Mercedes-Benz Group AG	208,268	11,607
MLP SE	5,345	34
MTU Aero Engines AG	8,140	2,718
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,894	2,973
Nemetschek SE	3,453	335
Rational AG	1,426	1,221
Rheinmetall AG	7,988	5,102
RWE AG	86,422	2,584
SAP SE	251,030	61,726
Scout24 SE	28,839	2,544
Siemens AG	63,374	12,353
Siemens Energy AG *	416,708	22,108
Stroeer SE & Co KGaA	4,384	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SUESS MicroTec SE	12,403	$633
Talanx AG	27,089	2,303
thyssenkrupp AG	263,452	1,069
Traton SE	3,150	91
TUI AG *	20,916	181
Zalando SE *	136,000	4,548
		343,607

Hong Kong — 1.2%
AIA Group Ltd	79,800	578
Cafe de Coral Holdings Ltd	1,152	1
Chaoda Modern Agriculture Holdings Ltd *	122,000	4
CK Asset Holdings Ltd	1,387,323	5,697
CK Infrastructure Holdings Ltd	60,021	446
DFI Retail Group Holdings Ltd	10,000	23
Futu Holdings Ltd ADR	83,141	6,650
Hang Lung Group Ltd	39,000	53
HKBN Ltd	1,046,190	686
Hong Kong Exchanges & Clearing Ltd	55,500	2,106
Hongkong Land Holdings Ltd	310,200	1,380
Hysan Development Co Ltd	77,000	117
Jardine Matheson Holdings Ltd	94,959	3,891
Johnson Electric Holdings Ltd	56,486	79
Kerry Properties Ltd	544,560	1,091
Link REIT ‡	512,162	2,166
Man Wah Holdings Ltd	642,400	398
Prudential PLC	335,171	2,674
Sino Land Co Ltd	676,000	683
Stella International Holdings Ltd	80,000	168
SUNeVision Holdings Ltd	152,000	84
Super Hi International Holding Ltd *	48,000	136
Swire Pacific Ltd, Cl A	266,000	2,412
Swire Properties Ltd	593,600	1,209
Techtronic Industries Co Ltd	119,020	1,571
United Laboratories International Holdings Ltd/The	705,101	1,122
WH Group Ltd	4,369,271	3,381
Wharf Real Estate Investment Co Ltd	72,000	184
Yue Yuen Industrial Holdings Ltd	424,000	950
		39,940

Hungary — 0.3%
OTP Bank Nyrt	155,564	8,500

India — 0.2%
ICICI Bank Ltd ADR	188,950	5,642

Indonesia — 0.4%
Bank Rakyat Indonesia Persero Tbk PT	42,886,508	10,827
First Pacific Co Ltd	1,542,026	895
First Resources Ltd	116,300	127
		11,849

Ireland — 1.0%
Accenture PLC, Cl A	33,283	11,709
AerCap Holdings NV	13,848	1,325

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amarin Corp PLC ADR *	85,503	$42
Bank of Ireland Group PLC	1,843,494	16,810
Kerry Group PLC, Cl A	19,315	1,865
		31,751

Israel — 1.4%
Bank Leumi Le-Israel BM	342,174	4,071
Camtek Ltd	14,710	1,188
Check Point Software Technologies Ltd *	80,913	15,107
First International Bank Of Israel Ltd/The	1,976	97
Fox Wizel Ltd	1,356	111
Harel Insurance Investments & Financial Services Ltd	17,190	238
Isracard Ltd	22,396	100
Israel Discount Bank Ltd, Cl A	445,798	3,049
Nexxen International Ltd ADR *	19,882	199
Nice Ltd ADR *	22,977	3,903
Nova Ltd *	6,526	1,285
Plus500 Ltd	40,250	1,365
Teva Pharmaceutical Industries Ltd ADR *	89,492	1,972
Tower Semiconductor Ltd *	35,672	1,844
Valens Semiconductor Ltd *	12,078	31
Wix.com Ltd *	50,472	10,829
		45,389

Italy — 3.7%
A2A SpA	2,765,727	6,139
ACEA SpA	24,312	470
Arnoldo Mondadori Editore SpA	22,120	49
Ascopiave SpA	9,025	26
Azimut Holding SpA	41,703	1,039
Banca Generali SpA	8,536	397
Banca IFIS SpA	39,298	864
Banca Mediolanum SpA	344,139	4,101
Banca Monte dei Paschi di Siena SpA	137,517	974
Banca Popolare di Sondrio SPA	27,817	235
Banco di Desio e della Brianza SpA	11,948	84
BPER Banca SPA	609,082	3,883
Buzzi SpA	26,229	968
CIR SpA-Compagnie Industriali *	257,347	160
Coca-Cola HBC AG	80,556	2,756
d'Amico International Shipping SA	61,019	254
De' Longhi SpA	13,054	408
El.En. SpA	15,351	186
Enav SpA	83,572	353
Enel SpA	2,897,097	20,667
Eni SpA	183,306	2,506
Ferrari NV	29,018	12,378
FinecoBank Banca Fineco SpA	100,457	1,753
Generali	164,972	4,666
GVS SpA *	13,200	67
Intesa Sanpaolo SpA	1,032,438	4,139
Iren SpA	223,765	446
Iveco Group NV	95,506	924

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Leonardo SpA	466,736	$12,553
Lottomatica Group Spa	40,477	540
Maire SpA	82,582	707
MFE-MediaForEurope NV, Cl A	75,034	230
Moncler SpA	37,260	1,966
OVS SpA	80,202	282
Prysmian SpA	56,141	3,592
Recordati Industria Chimica e Farmaceutica SpA	19,674	1,031
Safilo Group SpA *	116,469	112
Saipem SpA *	2,410,171	6,302
UniCredit SpA	415,339	16,628
Unipol Gruppo SpA	338,999	4,232
Webuild SpA	441,752	1,302
		120,369

Japan — 12.6%
Advantest Corp	55,862	3,180
Alfresa Holdings Corp	63,049	863
Alps Alpine Co Ltd	92,437	936
Amada Co Ltd	195,008	1,898
Amano Corp	15,500	419
Asahi Group Holdings Ltd	232,596	2,443
Asahi Kasei Corp	392,738	2,709
Asics Corp	228,061	4,454
Bridgestone Corp	295,035	9,929
Brother Industries Ltd	77,992	1,321
Canon Inc	223,425	7,266
Canon Marketing Japan Inc	12,850	419
Capcom Co Ltd	19,534	425
Central Japan Railway Co	238,612	4,483
Chubu Electric Power Co Inc	198,618	2,086
Chugai Pharmaceutical Co Ltd	85,620	3,779
Citizen Watch Co Ltd	157,204	925
COMSYS Holdings Corp	46,044	946
Credit Saison Co Ltd	42,467	990
Daicel Corp	107,139	948
Daiichi Sankyo Co Ltd	119,642	3,278
Daikin Industries Ltd	21,100	2,465
Daito Trust Construction Co Ltd	8,215	919
Daiwa House Industry Co Ltd	125,342	3,853
Daiwa Securities Group Inc	264,152	1,745
Dowa Holdings Co Ltd	31,206	877
East Japan Railway Co	38,663	686
Electric Power Development Co Ltd	113,221	1,850
ENEOS Holdings Inc	277,065	1,455
Fast Retailing Co Ltd	19,053	6,435
Fujikura Ltd	83,380	3,408
Fujitsu Ltd	6,318	111
Fukuoka Financial Group Inc	273,157	6,808
Hanwa Co Ltd	171	5
Haseko Corp	78,375	1,009
Hirose Electric Co Ltd	5,996	702
Hisamitsu Pharmaceutical Co Inc	34,562	896

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hitachi Ltd	244,325	$5,991
Honda Motor Co Ltd	108,734	1,036
Hoya Corp	21,956	2,728
Iida Group Holdings Co Ltd	203,286	3,060
Inpex Corp	278,622	3,510
Japan Airlines Co Ltd	59,021	932
Japan Post Holdings Co Ltd	200,001	1,886
Japan Post Insurance Co Ltd	4,602	85
Japan Tobacco Inc	78,296	2,011
JFE Holdings Inc	215,068	2,425
JTEKT Corp	132,522	983
JVCKenwood Corp	18,610	205
Kakaku.com Inc	62,090	947
Kanematsu Corp	51,563	856
Kao Corp	232,523	9,419
KDDI Corp	166,083	5,296
Kewpie Corp	5,329	113
Keyence Corp	5,809	2,364
Kobe Steel Ltd	157,665	1,578
Kokuyo Co Ltd	22,856	405
Komatsu Ltd	704,538	19,216
Konami Group Corp	39,924	3,740
Konica Minolta Inc	256,345	1,066
Kuraray Co Ltd	167,449	2,401
Kyushu Electric Power Co Inc	101,975	913
Mabuchi Motor Co Ltd	64,003	906
Makita Corp	326,458	9,939
Maruwa Co Ltd/Aichi	3,191	964
Mazda Motor Corp	251,286	1,715
Medipal Holdings Corp	66,871	1,007
MINEBEA MITSUMI Inc	747,406	11,986
Mitsubishi Electric Corp	33,950	574
Mitsubishi Heavy Industries Ltd	664,607	9,278
Mitsubishi Materials Corp	58,317	883
Mitsubishi Motors Corp	317,151	1,061
Mitsubishi UFJ Financial Group Inc	256,200	2,995
Mitsui Mining & Smelting Co Ltd	31,097	913
Miura Co Ltd	37,543	935
Mizuho Financial Group Inc	67,400	1,647
Morinaga Milk Industry Co Ltd	21,900	408
MS&AD Insurance Group Holdings Inc	50,606	1,094
Murata Manufacturing Co Ltd	132,150	2,099
Nagase & Co Ltd	44,521	906
Net Protections Holdings Inc *	23,400	78
Nexon Co Ltd	33,000	491
NGK Insulators Ltd	97,600	1,234
NH Foods Ltd	1,834	59
Nichirei Corp	7,933	211
Nintendo Co Ltd	52,706	3,073
NIPPON EXPRESS HOLDINGS INC	57,957	880
Nippon Shinyaku Co Ltd	23,836	603
Nippon Shokubai Co Ltd	76,420	926
Nippon Steel Corp	192,273	3,868

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Telegraph & Telephone Corp	1,129,240	$1,129
Nippon Yusen KK	110,600	3,685
Nipro Corp	102,566	972
Nissan Motor Co Ltd	891,241	2,706
Nissui Corp	168,400	959
Niterra Co Ltd	29,039	926
Nitto Denko Corp	117,259	1,963
Nomura Research Institute Ltd	36,570	1,075
NS Solutions Corp	33,633	866
NSK Ltd	211,513	917
Oji Holdings Corp	312,255	1,195
Olympus Corp	651,797	9,743
Ono Pharmaceutical Co Ltd	83,482	870
Open House Group Co Ltd	24,695	835
Oracle Corp Japan	23,513	2,253
ORIX Corp	87,412	1,880
Panasonic Holdings Corp	272,514	2,789
Plaid Inc *	32,000	204
Recruit Holdings Co Ltd	108,517	7,552
Rengo Co Ltd	158,593	880
Resona Holdings Inc	2,624,413	18,941
Ricoh Co Ltd	27,906	317
Sankyo Co Ltd	155,722	2,099
Sanrio Co Ltd	50,175	1,751
Santen Pharmaceutical Co Ltd	201,606	2,067
Sanwa Holdings Corp	68,365	1,891
SBI Sumishin Net Bank Ltd	37,869	908
Secom Co Ltd	69,165	2,352
Seiko Epson Corp	179,125	3,236
Sekisui House Ltd	77,500	1,850
Seven & i Holdings Co Ltd	245,885	3,859
Shikoku Electric Power Co Inc	111,433	870
Shionogi & Co Ltd	328,015	4,606
Ship Healthcare Holdings Inc	66,076	924
Socionext Inc	66,500	1,040
Sohgo Security Services Co Ltd	129,469	888
Sojitz Corp	71,578	1,460
Subaru Corp	153,676	2,734
Sumitomo Heavy Industries Ltd	43,941	898
Sumitomo Mitsui Financial Group Inc	269,503	6,476
Sumitomo Rubber Industries Ltd	78,952	887
Suntory Beverage & Food Ltd	617,030	19,627
Suzuken Co Ltd/Aichi Japan	36,245	1,084
T&D Holdings Inc	281,598	5,160
Taiheiyo Cement Corp	41,280	932
Takashimaya Co Ltd	85,612	682
Takeda Pharmaceutical Co Ltd	339,640	9,002
TDK Corp	1,725,261	22,245
Terumo Corp	229,934	4,444
Toho Holdings Co Ltd	35,030	946
Tokuyama Corp	53,328	885
Tokyo Electric Power Co Holdings Inc *	546,233	1,635
Tomy Co Ltd	34,551	991

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toray Industries Inc	1,940,327	$12,300
Tosoh Corp	87,958	1,177
Toyo Suisan Kaisha Ltd	19,453	1,321
Toyota Tsusho Corp	54,909	972
Tsubakimoto Chain Co	9,229	114
UBE Corp	60,949	928
USS Co Ltd	104,589	909
Yamada Holdings Co Ltd	304,222	874
ZOZO Inc	49,204	1,517
		412,018

Jordan — 0.0%
Hikma Pharmaceuticals PLC	574	14

Liechtenstein — 0.0%
VP Bank AG, Cl A	353	30

Luxembourg — 0.8%
APERAM SA	9,174	239
ArcelorMittal SA	1,010,227	23,464
SES SA, Cl A	264,905	839
		24,542

Macao — 0.4%
Galaxy Entertainment Group Ltd	3,361,091	14,279

Netherlands — 5.0%
ABN AMRO Bank NV	182,525	2,814
Adyen NV *	8,049	11,977
Aegon Ltd	146,572	868
Akzo Nobel NV	24,143	1,449
Arcadis NV	2,443	149
Argenx SE *	4,851	3,014
ASM International NV	8,331	4,821
ASML Holding NV	6,156	4,326
ASML Holding NV, Cl G	17,716	12,279
EXOR NV	9,840	902
Flow Traders Ltd	1,557	35
Fugro SE	30,693	531
ING Groep NV	1,642,895	25,739
Koninklijke Ahold Delhaize NV	932,189	30,397
Koninklijke BAM Groep SE	87,045	378
Koninklijke KPN NV	364,524	1,327
Koninklijke Philips NV *	316,798	8,004
Koninklijke Vopak NV	19,636	864
Nedap NV	787	45
NN Group NV	257,354	11,211
Randstad NV	439,256	18,517
Wolters Kluwer NV	134,368	22,318
		161,965

New Zealand — 0.4%
Channel Infrastructure NZ Ltd	37,937	40
Fisher & Paykel Healthcare Corp Ltd	267,922	5,764
Freightways Group Ltd	8,186	49
NZX Ltd	27,444	22

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xero Ltd *	69,990	$7,304
		13,179

Norway — 1.2%
2020 Bulkers Ltd	9,497	104
AF Gruppen ASA	3,040	40
Aker Solutions ASA	62,526	172
Bouvet ASA	8,403	56
DNB Bank ASA	74,592	1,492
DNO ASA	161,850	150
Equinor ASA	1,104,918	26,268
Hoegh Autoliners ASA	4,165	42
Kongsberg Gruppen ASA	69,461	7,833
NORBIT ASA	3,128	26
Norsk Hydro ASA	21,401	118
Orkla ASA	301,153	2,611
Storebrand ASA, Cl A	62,584	669
Telenor ASA	57,648	645
Wallenius Wilhelmsen ASA, Cl B	12,734	105
Wilh Wilhelmsen Holding ASA, Cl A	1,580	57
Wilh Wilhelmsen Holding ASA, Cl B	1,218	43
		40,431

Singapore — 1.5%
City Developments Ltd	238,882	895
ComfortDelGro Corp Ltd	839,358	911
DBS Group Holdings Ltd	69,858	2,239
Genting Singapore Ltd	1,932,498	1,084
Grab Holdings Ltd, Cl A *	154,920	731
Hafnia Ltd	39,685	213
Haw Par Corp Ltd	7,800	64
IGG Inc	388,526	203
Jardine Cycle & Carriage Ltd	13,600	282
Keppel DC REIT ‡	609,800	974
Oversea-Chinese Banking Corp Ltd	765,500	9,365
Sea Ltd ADR *	211,307	22,420
Singapore Airlines Ltd	476,938	2,251
Singapore Exchange Ltd	160,563	1,499
STMicroelectronics NV, Cl Y	27,496	687
Suntec Real Estate Investment Trust ‡	1,074,967	922
United Overseas Bank Ltd	90,424	2,408
UOL Group Ltd	368,258	1,393
Venture Corp Ltd	94,924	915
		49,456

South Korea — 0.7%
Coupang Inc, Cl A *	270,123	5,937
Samsung Electronics Co Ltd	257,861	9,202
Shinhan Financial Group Co Ltd	199,854	6,481
		21,620

Spain — 2.2%
Acerinox SA	96,249	942
ACS Actividades de Construccion y Servicios SA	145,166	7,281
Aena SME SA	8,539	1,745

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amadeus IT Group SA, Cl A	239,779	$16,933
Banco Bilbao Vizcaya Argentaria SA	340,818	3,336
Banco Santander SA	565,878	2,616
CaixaBank SA	3,898,808	21,139
Iberdrola SA	95,524	1,316
Industria de Diseno Textil SA	144,567	7,431
Logista Integral SA	29,439	890
Mapfre SA	338,375	857
Repsol SA	331,875	4,017
Telefonica SA	200,287	817
Unicaja Banco SA	707,135	933
		70,253

Sweden — 2.6%
AAK AB	70,446	2,009
AQ Group AB	1,905	24
Atlas Copco AB, Cl A	202,306	3,092
Beijer Alma AB	4,050	60
Betsson AB, Cl B	109,533	1,423
BoneSupport Holding AB *	29,677	1,038
Bure Equity AB	1,726	60
Cellavision AB	1,302	26
Dios Fastigheter AB	20,060	143
Essity AB, Cl B	27,214	729
Evolution AB	21,506	1,661
Fagerhult Group AB	4,747	23
Fastighets Balder AB, Cl B *	62,210	434
FastPartner AB, Cl A	4,167	24
H & M Hennes & Mauritz AB, Cl B	326,320	4,404
Hexagon AB, Cl B	802,007	7,667
Hexatronic Group AB *	74,548	244
Industrivarden AB, Cl A	56,938	1,802
Loomis AB, Cl B	30,973	942
Mycronic AB	13,202	478
Neobo Fastigheter AB *	78,148	148
Nolato AB, Cl B	6,057	30
Pandox AB, Cl B	3,713	64
Peab AB, Cl B	138,775	996
Ratos AB, Cl B	66,831	189
Saab AB, Cl B	11,916	252
Securitas AB, Cl B	1,121,947	13,890
Skandinaviska Enskilda Banken AB, Cl A	592,741	8,134
Skanska AB, Cl B	1,707	36
SKF AB, Cl B	82,209	1,545
SkiStar AB	1,603	24
SSAB AB, Cl B	384,437	1,528
Stillfront Group AB *	109,892	83
Storskogen Group AB, Cl B	534,714	557
Swedbank AB, Cl A	121,277	2,398
Telefonaktiebolaget LM Ericsson ADR	1,918,982	15,467
Telia Co AB	1,175,407	3,271
Thule Group AB	71,171	2,193
Volati AB	3,063	27
Volvo AB, Cl B	308,273	7,502

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Volvo Car AB, Cl B *	192,829	$418
Wihlborgs Fastigheter AB	13,418	128
Yubico AB *	32,217	707
		85,870

Switzerland — 4.4%
ABB Ltd	387,206	20,939
AC Immune SA *	11,256	30
Accelleron Industries AG	55,538	2,868
Autoneum Holding AG	997	132
Belimo Holding AG	3,184	2,109
BKW AG	6,951	1,153
Cicor Technologies Ltd *	670	44
dormakaba Holding AG	2,014	1,431
DSM-Firmenich AG	4,561	462
EMS-Chemie Holding AG	1,381	933
Forbo Holding AG	266	221
Geberit AG	3,326	1,889
Givaudan SA	2,575	11,272
Helvetia Holding AG	13,653	2,255
Julius Baer Group Ltd	317,628	20,634
Logitech International SA	165,099	13,648
Lonza Group AG	1,099	650
On Holding AG, Cl A *	158,951	8,706
Schindler Holding AG	38,849	10,749
Schweiter Technologies AG	184	84
SGS SA	6,227	626
Sonova Holding AG	2,660	871
Swissquote Group Holding SA	2,129	819
UBS Group AG	1,322,487	40,548
Zurich Insurance Group AG	1,628	970
		144,043

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	64,434	12,725

United Kingdom — 11.0%
3i Group PLC	167,871	7,493
AJ Bell PLC	163,166	925
ARM Holdings PLC ADR *	42,112	5,195
AstraZeneca PLC	96,994	12,716
Auto Trader Group PLC	144,289	1,433
BAE Systems PLC	453,296	6,520
Balfour Beatty PLC	165,599	943
Barclays PLC	6,596,477	22,153
Barclays PLC ADR	775,108	10,301
Bellway PLC	41,604	1,298
Berkeley Group Holdings PLC	11,037	539
Breedon Group PLC	165,020	921
British American Tobacco PLC	56,670	2,044
British Land Co PLC/The	472,321	2,132
BT Group PLC, Cl A	535,489	966
Centrica PLC	940,487	1,574
CK Hutchison Holdings Ltd	782,615	4,181

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Europacific Partners PLC	12,420	$954
Compass Group PLC	155,797	5,194
Cranswick PLC	18,710	1,140
Diageo PLC	586,332	18,633
easyJet PLC	139,480	978
Ferguson Enterprises Inc	25,237	4,393
Firstgroup PLC	498,805	1,004
Flutter Entertainment PLC *	7,463	1,937
Games Workshop Group PLC	6,156	1,026
Gamma Communications PLC	46,249	886
Global Ship Lease Inc, Cl A	17,789	388
Greggs PLC	10,533	368
Halma PLC	104,485	3,519
Hammerson PLC ‡	256,508	898
Howden Joinery Group PLC	98,294	977
HSBC Holdings PLC	2,112,525	20,777
IMI PLC	42,494	969
Imperial Brands PLC	188,842	6,038
Intertek Group PLC	164,474	9,739
Investec PLC	865,660	5,835
J Sainsbury PLC	7,171,109	24,572
JET2 PLC	50,795	1,007
Johnson Matthey PLC	63,174	1,060
Just Group PLC	576,091	1,172
Kingfisher PLC	358,277	1,116
Lancashire Holdings Ltd	117,885	973
Land Securities Group PLC ‡	130,187	952
Legal & General Group PLC	846,974	2,438
Man Group PLC/Jersey	129,603	348
Marks & Spencer Group PLC	1,283,016	6,034
Morgan Sindall Group PLC	18,757	916
National Grid PLC	50,320	599
NatWest Group PLC	3,154,404	15,885
Next PLC	45,453	5,407
Ninety One PLC	192,875	351
OSB Group PLC	188,356	954
Paragon Banking Group PLC	99,554	927
Petronor E&P ASA *	25,998	29
Premier Foods PLC	394,455	927
QinetiQ Group PLC	1,116	6
Quilter PLC	1,071,341	2,069
Reckitt Benckiser Group PLC	420,600	25,458
RELX PLC	53,166	2,416
Rolls-Royce Holdings PLC *	1,949,132	13,880
Rotork PLC	228,950	900
Sage Group PLC/The	139,479	2,224
Schroders PLC	232,647	943
Smith & Nephew PLC	804,848	9,993
Softcat PLC	45,300	865
Standard Chartered PLC	1,335,016	16,529
Tesco PLC	3,364,808	15,520
Travis Perkins PLC	1,152,702	10,524
Unilever PLC	329,518	18,769

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vesuvius PLC	183,043	$970
Vodafone Group PLC	4,486,459	3,838
Volution Group PLC	127,935	897
WH Smith PLC	85,432	1,272
		359,727

United States — 9.3%
Adaptimmune Therapeutics Plc ADR *	246,744	133
Aon PLC, Cl A	11,275	4,049
Arch Capital Group Ltd	74,326	6,864
Atlassian Corp, Cl A *	24,054	5,854
BP PLC	1,222,658	6,018
Carnival PLC ADR *	222,924	5,018
CyberArk Software Ltd *	17,970	5,987
Experian PLC	93,145	4,019
GSK PLC	432,168	7,288
GSK PLC ADR	262,677	8,884
Holcim AG	8,958	864
ICON PLC *	35,111	7,363
Inmode Ltd *	49,963	834
Linde PLC	11,374	4,762
Medtronic PLC	167,986	13,419
Monday.com Ltd *	51,576	12,143
Navigator Holdings Ltd	9,350	143
Nestle SA	170,325	13,994
Novartis AG	207,416	20,222
Roche Holding AG	279,734	78,328
Sanofi SA	306,853	29,785
Schneider Electric SE	22,188	5,535
Shell PLC	728,153	22,683
Signify NV	106,310	2,376
Spotify Technology SA *	51,714	23,136
Stellantis NV	97,492	1,268
STERIS PLC	24,863	5,111
Swiss Re AG	6,407	929
Tenaris SA	188,374	3,555
Waste Connections Inc	22,818	3,915
		304,479

Total Common Stock
(Cost $2,764,353) ($ Thousands)		3,049,539

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 3.0%
U.S. Treasury Bill
4.447%, 02/27/2025 (A)	$98,116	97,471

Total U.S. Treasury Obligation
(Cost $97,432) ($ Thousands)		97,471

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.8%
Germany — 0.8%
FUCHS SE, 2.800%	19,723	$852
Henkel AG & Co KGaA (B)	219,836	19,281
Jungheinrich AG (B)	51,763	1,383
Porsche Automobil Holding SE, 2.530%	61,521	2,317
Volkswagen AG, 7.200%	42,945	3,961

Total Preferred Stock
(Cost $26,317) ($ Thousands)		27,794

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	29,758,237	29,758
Total Cash Equivalent
(Cost $29,758) ($ Thousands)		29,758
Total Investments in Securities — 98.2%
(Cost $2,917,860) ($ Thousands)		$3,204,562

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	237	Mar-2025	$12,385	$11,979	$(237)
FTSE 100 Index	77	Mar-2025	8,110	7,888	(122)
Hang Seng Index	6	Jan-2025	771	776	5
SPI 200 Index	31	Mar-2025	4,082	3,910	(81)
TOPIX Index	68	Mar-2025	12,061	12,057	207
			$37,409	$36,610	$(228)

A list of the open OTC Swap agreement held by the Fund at December 31, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/15/2029	USD	116,588	$(1,788)	$–	$(1,788)
								$(1,788)	$–	$(1,788)

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of December 31, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

322,339	BNP PARIBAS SA ACT -A-	$19,892	$(125)	17.1%
244,408	RECRUIT HOLDINGS CO. LTD.	18,712	(1,452)	16.0
218,300	SOFTBANK GROUP CORP.	13,366	(661)	11.5
243,731	INDUSTRIA DE DISENO TEXTIL S.A. SHARE	12,680	(149)	10.9
35,053	FAST RETAILING CO. LTD.	12,432	(478)	10.7
1,865,749	CAIXABANK S.A. SHS	10,103	15	8.7
516,064	FUJITSU LTD.	9,690	(537)	8.3

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

204,355	EXPERIAN PLC REGISTERED SHS	$9,497	$(699)	8.1%
1,750,130	NATWEST GROUP PLC REGISTERED SHS	9,088	(293)	7.8
5,112,411	CENTRICA PLC REGISTERED SHS	8,538	(1)	7.3
76,748	PUBLICIS GROUPE SA ACT	8,569	(384)	7.3
306,360	REXEL SA ACT	7,984	(178)	6.8
89,023	NEC CORP.	7,685	55	6.6
1,821,617	INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	6,745	129	5.8
32,588	DASSAULT AVIATION SA ACT	6,540	115	5.6
483,208	SANKYO CO. LTD.	6,458	58	5.5
277,800	SONY GROUP CORP.	6,302	(372)	5.4
52,943	IPSEN ACT	6,044	25	5.2
479,500	MITSUBISHI UFJ FINANCIAL GROUP INC.	5,817	(240)	5.0
228,400	SUMITOMO MITSUI FINANCIAL GROUP INC.	5,698	(251)	4.9
436,985	STANDARD CHARTERED PLC REGISTERED SHS	5,499	(93)	4.7
197,726	HITACHI LTD.	5,258	(325)	4.5
55,200	COMPAGNIE DE SAINT-GOBAIN SA ACT	5,151	(253)	4.4
167,235	RESERVE BALANCE	4,988	(324)	4.3
246,385	JAPAN POST INSURANCE CO. LTD.	4,884	(346)	4.2
155,495	DAI-ICHI LIFE HOLDINGS INC.	4,362	(190)	3.7
138,011	BIPROGY INC.	4,230	(63)	3.6
24,943	TOKYO ELECTRON LTD.	4,025	(203)	3.5
232,550	MITSUBISHI ELECTRIC CORP.	4,112	(152)	3.5
69,512	TREND MICRO INC.	3,867	(14)	3.3
219,816	SAGE GROUP PLC REGISTERED SHS	3,644	(147)	3.1
504,266	MAZDA MOTOR CORP.	3,213	250	2.8
86,489	TOKIO MARINE HOLDINGS INC.	3,256	(117)	2.8
311,599	JAPAN POST HOLDINGS CO. LTD.	3,158	(215)	2.7
125,933	OTSUKA CORP.	3,065	(135)	2.6
123,822	CAPCOM CO. LTD.	2,903	(178)	2.5
103,095	SOCIETE GENERALE SA ACT	2,949	(49)	2.5
130,494	MS&AD INSURANCE GROUP HOLDINGS INC.	2,953	(102)	2.5
386,791	INVESTEC PLC REGISTERED SHS	2,778	(67)	2.4
69,850	CANON MARKETING JAPAN INC.	2,280	36	2.0
124,244	KOKUYO CO. LTD.	2,321	(93)	2.0
40,880	MIZUNO CORP.	2,328	(7)	2.0
248,761	VALEO SE ACT	2,343	56	2.0
687,864	BARCLAYS PLC REGISTERED SHS	2,363	(58)	2.0
135,402	SUBARU CORP.	2,219	202	1.9
62,434	PLUS500 LTD REGISTERED SHS	2,088	26	1.8
75,932	SOMPO HOLDINGS INC.	2,085	(103)	1.8
26,269	EURAZEO SA ACT	1,940	18	1.7
57,255	GREGGS PLC REGISTERED SHS	2,021	(28)	1.7
704,512	MAN GROUP PLC REGISTERED SHS	1,906	(18)	1.6
151,694	JAPAN EXCHANGE GROUP INC.	1,912	(211)	1.6
1,094,118	PERSOL HOLDINGS CO. LTD.	1,705	(65)	1.5
34,596	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA BE	1,729	6	1.5
1,975,530	VODAFONE GROUP PLC REGISTERED SHS	1,729	(42)	1.5
151,694	RICOH CO. LTD.	1,772	(30)	1.5
163,181	SANTEN PHARMACEUTICAL CO. LTD.	1,795	(122)	1.5
55,877	EISAI CO. LTD.	1,626	(93)	1.4
56,590	TIS INC.	1,460	(120)	1.3
55,649	TECHNIP ENERGIES N.V. BEARER AND REGISTERED SHS	1,475	6	1.3
23,821	SCREEN HOLDINGS CO. LTD.	1,503	(71)	1.3
28,379	TOKYO SEIMITSU CO. LTD.	1,363	(40)	1.2
272,137	KONICA MINOLTA INC.	1,235	(93)	1.1
27,332	3I GROUP PLC REGISTERED SHS	1,259	(31)	1.1
11,319	EURONEXT NV BEARER AND REGISTERED SHS	1,274	(5)	1.1
59,292	MIXI INC.	1,122	24	1.0
61,488	SEIKO EPSON CORP.	1,139	(18)	1.0
38,498	RESERVE BALANCE	1,175	(68)	1.0
177,556	IDEMITSU KOSAN CO. LTD.	1,217	(79)	1.0

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Continued)

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(996,800)	DAVIDE CAMPARI-MILANO N.V. REGISTERED SHS	$(6,555)	$341	(5.6)%
(519,817)	BURBERRY GROUP PLC REGISTERED SHS	(6,437)	69	(5.5)
(33,418)	RESERVE BALANCE	(6,217)	148	(5.3)
(97,018)	DR. ING. H.C. F. PORSCHE AKTIENGESELLSCHAFT VORZ-I	(6,188)	318	(5.3)
(449,636)	NESTE CORPORATION REGISTERED SHS	(6,040)	393	(5.2)
(555,754)	EDP RENOVAVEIS SA BEARER SHS	(5,848)	67	(5.0)
(328,865)	JUST EAT TAKEAWAY.COM N.V. REGISTERED SHS	(5,312)	819	(4.6)
(913,712)	RENTOKIL INITIAL PLC REGISTERED SHS	(4,625)	47	(4.0)
(319,800)	KOKUSAI ELECTRIC CORP.	(4,608)	260	(4.0)
(56,853)	GERRESHEIMER AG INHABER-AKT	(4,566)	386	(3.9)
(879,008)	RESERVE BALANCE	(4,551)	(577)	(3.9)
(1,341,558)	EDP-ENERGIAS DE PORTUGAL SA REGISTERED SHS	(4,543)	248	(3.9)
(392,114)	OCI N.V. REGISTERED SHS	(4,533)	140	(3.9)
(158,934)	UPM-KYMMENE CORP REGISTERED SHS	(4,382)	9	(3.8)
(24,188)	AIRBUS SE BEARER AND REGISTERED SHS	(4,051)	178	(3.5)
(91,147)	GOLAR LNG LTD REGISTERED SHS	(3,952)	103	(3.4)
(260,235)	FRONTLINE PLC REGISTERED SHS	(3,687)	(77)	(3.2)
(1,859,928)	SINCH AB REGISTERED SHS	(3,650)	166	(3.1)
(170,796)	BITDEER TECHNOLOGIES GROUP REGISTERED SHS-A-	(3,573)	(145)	(3.1)
(341,664)	NEXTDC LTD REGISTERED SHS	(3,399)	229	(2.9)
(20,431)	REDCARE PHARMACY N.V. BEARER SHS	(3,384)	598	(2.9)
(391,928)	NEUREN PHARMACEUTICALS LTD REGISTERED SHS	(3,318)	293	(2.8)
(356,700)	KEISEI ELECTRIC RAILWAY CO. LTD.	(3,228)	19	(2.8)
(59,699)	SALMAR ASA REGISTERED SHS	(3,224)	395	(2.8)
(26,733)	COLOPLAST A/S SHS -B-	(3,098)	175	(2.7)
(81,267)	PORSCHE AUTOMOBIL HOLDING SE VORZ-INHABER-AKT STIM	(3,052)	(2)	(2.6)
(1,947)	BARRY CALLEBAUT AG NAMEN-AKT	(2,804)	224	(2.4)
(1,260,100)	DENISON MINES CORP REGISTERED SHS	(2,618)	337	(2.2)
(21,736)	ZEALAND PHARMA A/S SHS	(2,457)	298	(2.1)
(142,284)	RESERVE BALANCE	(2,348)	(805)	(2.0)
(209,600)	MITSUI E&S CO. LTD.	(2,210)	(240)	(1.9)
(106,516)	PUIG BRANDS SA REGISTERED SHS	(2,148)	181	(1.8)
(421,403)	MEGAPORT LTD REGISTERED SHS	(2,061)	143	(1.8)
(67,404)	EQT AB REGISTERED SHS	(1,948)	84	(1.7)
(267,900)	NIPPON PAINT HOLDINGS CO. LTD.	(1,887)	135	(1.6)
(311,300)	ENERGY FUELS INC REGISTERED SHS	(1,861)	263	(1.6)
(225,116)	NOKIAN TYRES PLC REGISTERED SHS	(1,796)	83	(1.5)
(148,347)	K+S AKTIENGESELLSCHAFT NAMEN-AKT	(1,783)	176	(1.5)
(104,997)	GETLINK SE ACT	(1,733)	57	(1.5)
(131,700)	IVANHOE MINES LTD REGISTERED SHS -A-	(1,677)	118	(1.4)
(276,721)	NEXI SPA NPV	(1,674)	139	(1.4)
(18,065)	ELIA GROUP SA/NV ACT	(1,533)	141	(1.3)
(65,232)	STEVANATO GROUP S.P.A. AZ NOMINATIVA	(1,519)	101	(1.3)
(252,352)	ENERGY FUELS INC REGISTERED SHS	(1,473)	180	(1.3)
(18,554)	SIXT SE INHABER-AKT	(1,468)	(43)	(1.3)
(159,645)	AIR FRANCE - KLM ACT	(1,329)	(16)	(1.1)
(67,873)	JERONIMO MARTINS SGPS SA REGISTER SHS	(1,330)	34	(1.1)
(60,700)	RESERVE BALANCE	(1,242)	(5)	(1.1)
(253,354)	PALADIN ENERGY LTD REGISTERED SHS	(1,233)	51	(1.1)
(175,037)	AYVENS ACT	(1,223)	36	(1.0)
(43,400)	JMDC INC.	(1,156)	76	(1.0)
(50,016)	BASIC-FIT N.V. REGISTERED SHS	(1,157)	(14)	(1.0)
(27,147)	RESERVE BALANCE	(1,124)	11	(1.0)
(20,065)	ERAMET SA ACT	(1,125)	(1)	(1.0)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Equity Fund (Concluded)

Percentages are based on Net Assets of $3,262,342 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$61,716	$138,984	$(170,942)	$—	$—	$29,758	$567	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.0%
Austria — 0.2%
Erste Group Bank AG	53,368	$3,302

Brazil — 3.2%
Banco do Brasil SA	100,742	394
BB Seguridade Participacoes SA	128,634	753
C&A MODAS SA *	428,300	558
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	18,262	262
CPFL Energia SA	544,195	2,783
Cyrela Brazil Realty SA Empreendimentos e Participacoes	84,100	231
Embraer SA ADR *	58,959	2,163
Gerdau SA ADR	76,172	219
Lojas Renner SA	349,560	686
Natura & Co Holding SA	3,852,400	7,957
NU Holdings Ltd, Cl A *	26,021	269
Petroleo Brasileiro SA	24,400	156
Petroleo Brasileiro SA ADR *	216,706	2,787
PRIO SA/Brazil	241,000	1,566
Raia Drogasil SA	989,600	3,524
Sendas Distribuidora S/A *	1,430,000	1,303
Telefonica Brasil SA	55,022	416
TIM SA/Brazil	2,605,200	6,106
TOTVS SA	148,200	642
Vale SA	476,665	4,209
Vale SA ADR, Cl B	161,303	1,431
Vibra Energia SA	1,035,588	2,990
WEG SA	333,966	2,853
		44,258

Canada — 0.2%
Ivanhoe Mines Ltd, Cl A *	110,145	1,307
Pan American Silver Corp	98,329	1,988
		3,295

Chile — 0.8%
Banco de Chile	77,855,359	8,850
Empresas Copec SA	99,100	606
Enel Chile SA ADR	72,058	207
Falabella SA *	207,569	734
		10,397

China — 24.5%
3SBio Inc	746,092	584
AAC Technologies Holdings Inc	622,297	3,004
Agricultural Bank of China Ltd, Cl H	47,063	27
Akeso Inc *	162,000	1,266
Alibaba Group Holding Ltd	3,497,764	37,103
Aluminum Corp of China Ltd, Cl A	830,582	836
Anhui Conch Cement Co Ltd, Cl H	1,100,600	2,817
Baidu Inc ADR *	118,042	9,952
Beijing Tiantan Biological Products Corp Ltd, Cl A	101,992	286
Bosideng International Holdings Ltd	4,022,146	2,009
BYD Co Ltd, Cl A	11,000	426

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BYD Co Ltd, Cl H	106,500	$3,655
Centre Testing International Group Co Ltd, Cl A	2,390,400	4,071
China CITIC Bank Corp Ltd, Cl A	315,000	301
China CITIC Bank Corp Ltd, Cl H	1,749,200	1,209
China Communications Services Corp Ltd, Cl H	2,814,272	1,652
China Construction Bank Corp, Cl H	837,779	699
China Everbright Bank Co Ltd, Cl H	721,818	281
China Everbright Environment Group Ltd	716,400	357
China Feihe Ltd	1,034,072	726
China Galaxy Securities Co Ltd, Cl A	84,100	176
China Hongqiao Group Ltd	939,543	1,422
China Life Insurance Co Ltd, Cl A	40,300	231
China Life Insurance Co Ltd, Cl H	1,314,589	2,484
China Meidong Auto Holdings Ltd	9,680,000	2,879
China Merchants Bank Co Ltd, Cl H	184,900	952
China Merchants Port Holdings Co Ltd	266,567	475
China Overseas Land & Investment Ltd	797,500	1,273
China Pacific Insurance Group Co Ltd, Cl A	146,600	684
China Pacific Insurance Group Co Ltd, Cl H	397,058	1,288
China Railway Signal & Communication Corp Ltd, Cl H	366,980	164
China Resources Land Ltd	2,750,500	7,985
China Taiping Insurance Holdings Co Ltd	244,695	366
China Tower Corp Ltd, Cl H	1,603,200	231
CITIC Ltd	289,709	344
Contemporary Amperex Technology Co Ltd, Cl A	369,420	13,462
CRRC Corp Ltd, Cl A	242,600	279
Dong-E-E-Jiao Co Ltd, Cl E	19,100	164
Eastroc Beverage Group Co Ltd, Cl A	137,553	4,683
Far East Horizon Ltd	1,426,017	1,041
FinVolution Group ADR	113,324	769
Foshan Haitian Flavouring & Food Co Ltd, Cl A	2,164,260	13,610
Fufeng Group Ltd	1,050,559	741
Fuyao Glass Industry Group Co Ltd, Cl A	112,200	959
Fuyao Glass Industry Group Co Ltd, Cl H	127,600	919
Geely Automobile Holdings Ltd	1,791,863	3,419
Giant Biogene Holding Co ltd	281,419	1,808
Goneo Group Co Ltd, Cl A	22,491	216
Gree Electric Appliances Inc of Zhuhai, Cl A	33,626	209
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	1,061,689	4,004
Guotai Junan Securities Co Ltd, Cl A	113,300	290
Haier Smart Home Co Ltd, Cl A	3,501,700	12,397
Hello Group Inc ADR	108,746	838
Huatai Securities Co Ltd, Cl A	99,400	240
Hubei Jumpcan Pharmaceutical Co Ltd, Cl A	30,100	120
Hygon Information Technology Co Ltd, Cl A	20,000	410
Industrial & Commercial Bank of China Ltd, Cl H	10,344,109	6,938

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
iQIYI Inc ADR *	1,934,955	$3,889
JD.com Inc ADR	247,216	8,571
JD.com Inc, Cl A	77,915	1,364
Jiangsu Hengrui Pharmaceuticals Co Ltd, Cl A	230,700	1,451
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	104,800	524
Kunlun Energy Co Ltd	4,936,435	5,338
Kweichow Moutai Co Ltd, Cl A	3,194	667
Lenovo Group Ltd	255,692	332
Lens Technology Co Ltd, Cl A	70,800	212
Meituan, Cl B *	1,163,890	22,730
NAURA Technology Group Co Ltd, Cl A	2,000	107
NetEase Inc	613,791	10,936
New China Life Insurance Co Ltd, Cl A	114,100	777
Ningbo Deye Technology Co Ltd, Cl A	29,300	340
PDD Holdings Inc ADR *	25,301	2,454
People's Insurance Co Group of China Ltd/The, Cl A	565,300	590
People's Insurance Co Group of China Ltd/The, Cl H	6,109,669	3,044
PetroChina Co Ltd, Cl H	2,429,276	1,911
PICC Property & Casualty Co Ltd, Cl H	5,789,038	9,137
Ping An Insurance Group Co of China Ltd, Cl A	135,600	978
Ping An Insurance Group Co of China Ltd, Cl H	2,678,768	15,880
Pop Mart International Group Ltd	513,315	5,924
Qifu Technology Inc ADR	86,463	3,318
Qingdao Port International Co Ltd, Cl H	156,400	129
SF Holding Co Ltd, Cl A	761,400	4,204
Shanghai Industrial Holdings Ltd	254,544	388
Shenwan Hongyuan Group Co Ltd, Cl A	1,266,900	929
Shenzhen Envicool Technology Co Ltd, Cl A	663,300	3,671
Shenzhen International Holdings Ltd	19,304	18
Shougang Fushan Resources Group Ltd	881,187	285
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	91,500	375
Sinopec Engineering Group Co Ltd, Cl H	1,226,019	1,062
Tencent Holdings Ltd	645,563	34,655
Trip.com Group Ltd *	69,730	4,847
Trip.com Group Ltd ADR *	12,737	875
Vipshop Holdings Ltd ADR	537,989	7,247
WUS Printed Circuit Kunshan Co Ltd, Cl A	116,300	632
Xiaomi Corp, Cl B *	1,533,923	6,813
Xinyi Solar Holdings Ltd	4,076,458	1,648
Yangzijiang Shipbuilding Holdings Ltd	2,258,816	4,951
Yihai International Holding Ltd	369,000	716
Yunnan Yuntianhua Co Ltd, Cl A	97,000	296
Yutong Bus Co Ltd, Cl A	529,900	1,915
Zhejiang NHU Co Ltd, Cl A	42,500	128
Zoomlion Heavy Industry Science and Technology Co Ltd	2,414,000	1,771

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	371,569	$368
		338,128

Colombia — 0.0%
Bancolombia SA ADR, Cl R	18,154	572

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	741,274	1,145
Eastern Co SAE	326,300	189
		1,334

Greece — 1.2%
Alpha Services and Holdings SA	1,878,986	3,146
Danaos Corp	8,248	660
Eurobank Ergasias Services and Holdings SA	3,880,124	8,960
Hellenic Telecommunications Organization SA	141,590	2,182
JUMBO SA	9,900	262
Motor Oil Hellas Corinth Refineries SA	17,345	371
National Bank of Greece SA	44,194	351
OPAP SA	29,287	476
Piraeus Financial Holdings SA	202,996	809
		17,217

Hong Kong — 1.6%
AIA Group Ltd	1,544,000	11,190
Chaoda Modern Agriculture Holdings Ltd *	102,809	4
China High Precision Automation Group Ltd *(A)	1,385,624	23
Hong Kong Exchanges & Clearing Ltd	64,200	2,436
United Laboratories International Holdings Ltd/The	802,790	1,277
Vitasoy International Holdings Ltd	3,906,000	5,119
WH Group Ltd	2,406,107	1,862
		21,911

Hungary — 1.6%
Magyar Telekom Telecommunications PLC	522,229	1,675
MOL Hungarian Oil & Gas PLC	410,526	2,825
OTP Bank Nyrt	246,994	13,496
Richter Gedeon Nyrt	159,408	4,175
		22,171

India — 12.7%
Ajanta Pharma Ltd	3,200	109
Angel One Ltd	23,264	793
Apollo Hospitals Enterprise Ltd	29,892	2,544
Ashok Leyland Ltd	726,234	1,866
Bajaj Auto Ltd	12,078	1,239
Bharat Petroleum Corp Ltd	377,612	1,284
Bharti Airtel Ltd	109,744	2,032
Britannia Industries Ltd	24,966	1,388
Chambal Fertilisers and Chemicals Ltd	18,800	108
Colgate-Palmolive India Ltd	71,563	2,239

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Computer Age Management Services Ltd	9,626	$569
Coromandel International Ltd	21,750	477
Cummins India Ltd	5,198	198
Divi's Laboratories Ltd	14,800	1,053
DLF Ltd	245,815	2,361
Dr Reddy's Laboratories Ltd ADR	608,931	9,615
eClerx Services Ltd	8,600	349
Exide Industries Ltd	174,047	845
Firstsource Solutions Ltd	67,200	294
GAIL India Ltd	524,568	1,166
General Insurance Corp of India	204,895	1,061
GHCL Ltd	63,943	539
Gillette India Ltd	2,400	268
Great Eastern Shipping Co Ltd/The	31,039	348
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	27,816	181
HCL Technologies Ltd	425,746	9,507
HDFC Asset Management Co Ltd	66,386	3,250
HDFC Bank Ltd	258,018	5,336
HDFC Bank Ltd ADR	310,094	19,803
Hero MotoCorp Ltd	30,600	1,484
Hindalco Industries Ltd	109,806	771
Hindustan Zinc Ltd	46,300	240
ICICI Bank Ltd	300,446	4,489
ICICI Bank Ltd ADR	498,080	14,873
Indian Oil Corp Ltd	340,292	539
Infosys Ltd	217,471	4,764
Infosys Ltd ADR	640,950	14,050
IRB Infrastructure Developers Ltd	1,458,780	971
ITC Ltd	225,246	1,270
Jindal Saw Ltd	30,100	102
JSW Energy Ltd	232,509	1,741
L&T Finance Ltd	561,032	886
Mahanagar Gas Ltd	16,050	240
Mahindra & Mahindra Ltd	4,300	150
Mahindra & Mahindra Ltd GDR	311,383	11,023
Manappuram Finance Ltd	120,956	265
Mankind Pharma Ltd *	38,800	1,302
Maruti Suzuki India Ltd	12,480	1,579
Multi Commodity Exchange of India Ltd	100	7
Muthoot Finance Ltd	81,405	2,027
National Aluminium Co Ltd	184,100	454
Nippon Life India Asset Management Ltd	70,699	599
NMDC Ltd	1,369,509	1,051
Nuvama Wealth Management Ltd	1,800	145
Oberoi Realty Ltd	9,500	256
Oil & Natural Gas Corp Ltd	1,639,668	4,577
Petronet LNG Ltd	1,724,353	6,959
Phoenix Mills Ltd/The	92,416	1,760
Power Grid Corp of India Ltd	297,214	1,070
REC Ltd	62,433	364
Redington Ltd	118,200	276
Reliance Industries Ltd	312,768	4,430

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shriram Finance Ltd	125,982	$4,241
Sun Pharmaceutical Industries Ltd	104,200	2,293
Tata Consultancy Services Ltd	83,756	3,997
Tata Motors Ltd	79,115	682
Tech Mahindra Ltd	89,229	1,772
Vedanta Ltd	840,197	4,354
Zomato Ltd *	761,919	2,468
		175,343

Indonesia — 2.7%
Aspirasi Hidup Indonesia Tbk PT	27,513,500	1,345
Astra International Tbk PT	8,585,345	2,610
Bank Central Asia Tbk PT	17,716,200	10,619
Bank Mandiri Persero Tbk PT	1,732,287	610
Bank Rakyat Indonesia Persero Tbk PT	41,674,793	10,521
Bank Syariah Indonesia Tbk PT	13,508,900	2,282
Ciputra Development Tbk PT	6,906,657	421
Indofood Sukses Makmur Tbk PT	4,498,514	2,152
Kalbe Farma Tbk PT	81,552,000	6,891
Perusahaan Gas Negara Tbk PT	4,279,900	422
		37,873

Japan — 0.4%
Unicharm Corp	672,600	5,551

Kuwait — 0.1%
Humansoft Holding Co KSC	92,000	812

Luxembourg — 0.1%
ZABKA GROUP SA *	266,144	1,240

Malaysia — 1.2%
Gamuda Bhd	1,399,400	1,483
IHH Healthcare Bhd	847,400	1,383
IJM Corp Bhd	1,129,936	768
KPJ Healthcare Bhd	527,900	287
My EG Services Bhd	481,227	103
Public Bank Bhd	7,667,200	7,819
Scientex BHD	178,300	177
Sime Darby Bhd	341,228	180
Sunway Real Estate Investment Trust ‡	422,300	175
Tenaga Nasional Bhd	1,132,737	3,785
Westports Holdings Bhd	243,346	254
		16,414

Mexico — 2.3%
America Movil SAB de CV	1,735,400	1,248
BBB Foods Inc, Cl A *	76,229	2,156
Cemex SAB de CV ADR	206,430	1,164
Coca-Cola Femsa SAB de CV	331,941	2,588
El Puerto de Liverpool SAB de CV	146,685	702
Fomento Economico Mexicano SAB de CV	1,423,000	12,176
Genomma Lab Internacional SAB de CV, Cl B	148,300	181
Grupo Financiero Banorte SAB de CV, Cl O	1,594,500	10,303
Regional SAB de CV	307,800	1,739

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ternium SA ADR	3,573	$104
		32,361

Netherlands — 0.1%
SBM Offshore NV	102,331	1,797

Philippines — 0.5%
Alliance Global Group Inc	747,200	116
BDO Unibank Inc	861,331	2,131
Globe Telecom Inc	2,800	105
GT Capital Holdings Inc	71,132	805
International Container Terminal Services Inc	289,908	1,930
Manila Electric Co	170,860	1,439
Puregold Price Club Inc	421,000	224
		6,750

Poland — 0.6%
Bank Handlowy w Warszawie SA	6,800	146
Enea SA *	195,458	611
KGHM Polska Miedz SA	85,183	2,373
KRUK SA	7,416	747
PGE Polska Grupa Energetyczna SA *	246,400	363
Powszechny Zaklad Ubezpieczen SA	427,501	4,748
		8,988

Portugal — 0.4%
Galp Energia SGPS SA, Cl B	126,004	2,081
Jeronimo Martins SGPS SA	153,321	2,929
		5,010

Qatar — 0.3%
Industries Qatar QSC	378,554	1,380
Ooredoo QPSC	820,978	2,604
		3,984

Romania — 0.2%
NEPI Rockcastle NV	465,051	3,401

Russia — 0.0%
Alrosa PJSC (A)	605,728	–
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–
LUKOIL PJSC	109,206	–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC (A)	230,389	–
Sberbank of Russia PJSC (A)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
Surgutneftegas PJSC ADR *	501,658	–
		–

Saudi Arabia — 1.1%
Arabian Centres Co	64,969	375
Elm Co	1,100	326
Etihad Etisalat Co	253,636	3,605
Riyad Bank	282,989	2,154
Riyadh Cables Group Co	50,320	1,845
Saudi Arabian Oil Co	123,683	923

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Saudi National Bank/The	189,100	$1,681
Saudi Telecom Co	132,511	1,411
United Electronics Co	112,748	2,707
		15,027

Singapore — 0.2%
Grab Holdings Ltd, Cl A *	208,499	984
Sea Ltd ADR *	20,612	2,187
		3,171

South Africa — 5.4%
Absa Group Ltd	372,807	3,749
AVI Ltd	2,165,298	12,590
Capitec Bank Holdings Ltd	40,708	6,762
Clicks Group Ltd	140,285	2,774
Discovery Ltd	168,146	1,736
Foschini Group Ltd/The	64,339	573
Hyprop Investments Ltd ‡	317,427	782
Impala Platinum Holdings Ltd *	240,703	1,119
Kumba Iron Ore Ltd	35,603	616
Life Healthcare Group Holdings Ltd	177,700	154
Momentum Group Ltd	1,074,445	1,723
Mr Price Group Ltd	366,015	5,727
Naspers Ltd, Cl N	111,815	24,729
Nedbank Group Ltd	273,033	4,076
Old Mutual Ltd	1,106,575	734
Pepkor Holdings Ltd	455,500	699
Redefine Properties Ltd ‡	2,797,800	675
Resilient REIT Ltd ‡	252,179	785
Reunert Ltd	34,084	135
Sanlam Ltd	306,538	1,411
Tiger Brands Ltd	32,800	502
Truworths International Ltd	180,014	988
Vodacom Group Ltd	157,200	844
Vukile Property Fund Ltd ‡	819,529	780
		74,663

South Korea — 10.0%
CJ CheilJedang Corp	5,747	990
Coway Co Ltd	111,173	5,016
DB Insurance Co Ltd	32,754	2,276
Doosan Enerbility Co Ltd *	79,447	934
Hana Financial Group Inc	423,311	16,197
Hankook Tire & Technology Co Ltd	73,830	1,906
HD Hyundai Co Ltd	4,045	217
HD Hyundai Electric Co Ltd	3,026	778
HD Korea Shipbuilding & Offshore Engineering Co Ltd *	1,469	226
HPSP Co Ltd *	53,055	920
Hyundai Glovis Co Ltd	41,909	3,343
Hyundai Marine & Fire Insurance Co Ltd	18,827	315
Hyundai Mobis Co Ltd	10,186	1,620
Hyundai Rotem Co Ltd	51,248	1,719
Hyundai Steel Co	10,183	144
Industrial Bank of Korea	191,682	1,858

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KB Financial Group Inc	20,911	$1,177
Kia Corp	303,575	20,543
Korea Electric Power Corp *	36,700	497
Korea Investment Holdings Co Ltd	40,695	1,951
Korean Air Lines Co Ltd	94,547	1,439
Krafton Inc *	13,612	2,868
KT Corp	43,833	1,304
KT&G Corp	33,301	2,410
LG Chem Ltd	16,753	2,807
LG Corp	189,872	9,200
LG Electronics Inc	122,828	6,901
LG Uplus Corp	238,967	1,671
NAVER Corp	13,704	1,829
NH Investment & Securities Co Ltd	94,195	887
Samsung Biologics Co Ltd *	2,892	1,853
Samsung Electronics Co Ltd	703,453	25,104
Samsung SDS Co Ltd	4,565	393
Samsung Securities Co Ltd *	16,234	475
Shinhan Financial Group Co Ltd	16,741	543
SK Biopharmaceuticals Co Ltd *	24,451	1,826
SK Hynix Inc	35,012	4,012
SK Square Co Ltd *	133,509	7,012
SK Telecom Co Ltd	8,100	303
SK Telecom Co Ltd ADR	14,635	308
Woori Financial Group Inc	187,383	1,952
		137,724

Taiwan — 15.4%
Accton Technology Corp	110,000	2,594
Advantech Co Ltd	817,000	8,635
Alchip Technologies Ltd	15,000	1,501
ASPEED Technology Inc	8,000	811
Asustek Computer Inc	88,035	1,654
Bizlink Holding Inc	33,400	623
Catcher Technology Co Ltd	9,919	59
Cathay Financial Holding Co Ltd	1,441,000	3,002
Chipbond Technology Corp	102,600	202
Compal Electronics Inc	982,689	1,129
CTBC Financial Holding Co Ltd	8,677,000	10,348
Delta Electronics Inc	288,374	3,787
Eva Airways Corp	1,078,800	1,459
Fositek Corp	82,000	2,026
Fubon Financial Holding Co Ltd	643,304	1,772
Fusheng Precision Co Ltd	84,535	812
Hon Hai Precision Industry Co Ltd	903,719	5,072
Kaori Heat Treatment Co Ltd	123,000	1,189
Largan Precision Co Ltd	8,138	664
Macronix International Co Ltd	3,040,000	1,836
MediaTek Inc	202,418	8,736
Micro-Star International Co Ltd	966,000	5,407
Nien Made Enterprise Co Ltd	109,186	1,221
Pou Chen Corp	744,247	838
Primax Electronics Ltd	191,500	444
Quanta Computer Inc	49,918	437

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Radiant Opto-Electronics Corp	55,827	$335
Realtek Semiconductor Corp	42,233	732
Sitronix Technology Corp	32,400	210
Taiwan Semiconductor Manufacturing Co Ltd	3,135,615	102,816
Taiwan Semiconductor Manufacturing Co Ltd ADR	102,776	20,297
Uni-President Enterprises Corp	7,428,175	18,330
Universal Microwave Technology Inc	85,000	850
Wiwynn Corp	24,000	1,918
Zhen Ding Technology Holding Ltd	112,400	411
		212,157

Thailand — 1.4%
Bangkok Bank PCL NVDR	123,969	548
CP ALL PCL NVDR	1,039,200	1,694
Kasikornbank PCL NVDR	2,905,900	13,226
Krung Thai Bank PCL NVDR	1,628,930	1,002
PTT Exploration & Production PCL	333,872	1,174
PTT Exploration & Production PCL NVDR	185,960	654
Supalai PCL NVDR	333,738	178
Thai Beverage PCL	1,747,800	698
Thanachart Capital PCL NVDR	298,518	442
		19,616

Türkiye — 0.4%
Akbank TAS	328,057	602
KOC Holding AS	75,904	383
Turk Hava Yollari AO *	62,162	494
Turkcell Iletisim Hizmetleri AS	241,206	633
Turkiye Garanti Bankasi AS	311,548	1,096
Turkiye Is Bankasi AS, Cl C	1,739,000	666
Turkiye Petrol Rafinerileri AS	106,752	429
Yapi ve Kredi Bankasi AS	1,442,529	1,249
		5,552

United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	136,187	386
Air Arabia PJSC	1,949,750	1,635
Aldar Properties PJSC	167,643	351
Dubai Islamic Bank PJSC	570,023	1,100
Emaar Development PJSC	338,514	1,263
Emaar Properties PJSC	6,241,257	21,835
Emirates NBD Bank PJSC	464,925	2,715
Emirates Telecommunications Group Co PJSC	747,024	3,319
		32,604

United Kingdom — 1.2%
Unilever PLC	286,391	16,313

United States — 0.1%
Titan Cement International SA	32,699	1,361

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Vietnam — 0.4%
Vinhomes JSC *		3,250,200	$5,101

Total Common Stock
(Cost $1,123,064) ($ Thousands)			1,285,398

PREFERRED STOCK — 4.0%
Brazil — 2.7%
Banco Bradesco SA (B)		3,158,800	5,911
Itau Unibanco Holding SA ADR (B)		3,008,042	14,920
Itausa SA (B)		1,935,894	2,767
Marcopolo SA (B)		304,780	364
Petroleo Brasileiro SA ADR, Cl A (B)		869,807	10,298
Petroleo Brasileiro SA (B)		598,157	3,504
			37,764

South Korea — 1.3%
Hyundai Motor Co (B)		78,001	8,096
LG Chem Ltd (B)		11,805	1,262
LG Electronics Inc (B)		38,776	1,079
Samsung Electronics Co Ltd (B)		226,844	6,738
			17,175

Total Preferred Stock
(Cost $65,226) ($ Thousands)			54,939

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.641%, 03/31/2173 (C)(D)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†		22,099,354	22,099
Total Cash Equivalent
(Cost $22,099) ($ Thousands)			22,099
Total Investments in Securities — 98.6%
(Cost $1,210,389) ($ Thousands)			$1,362,437

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets	421	Mar-2025	$22,851	$22,603	$(248)

Percentages are based on Net Assets of $1,381,522 ($ Thousands).

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Equity Fund (Concluded)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,496	$91,171	$(84,568)	$—	$—	$22,099	$169	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund

/

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 89.7%
Australia — 3.6%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$685
Australia Government Bond
4.750%, 06/21/2054	AUD	835	509
4.500%, 04/21/2033		929	584
3.500%, 12/21/2034		192	111
3.250%, 04/21/2029		2,918	1,761
3.000%, 03/21/2047		627	292
2.750%, 05/21/2041		1,200	581
2.500%, 05/21/2030		1,233	709
2.250%, 05/21/2028		2,640	1,553
1.750%, 06/21/2051		4,260	1,421
NBN MTN
4.375%, 03/15/2033	EUR	380	425
New South Wales Treasury
4.750%, 02/20/2035	AUD	878	529
2.000%, 03/08/2033		1,010	506
Queensland Treasury (A)
5.000%, 07/21/2037		150	90
4.500%, 08/22/2035		450	264
South Australian Government Financing Authority
4.750%, 05/24/2038		1,002	584
Treasury Corp of Victoria
2.000%, 09/17/2035		1,450	658
Treasury Corp of Victoria MTN
5.000%, 11/20/2040		295	170
2.000%, 11/20/2037		3,286	1,383
			12,815

Austria — 0.6%
Republic of Austria Government Bond (A)
4.150%, 03/15/2037	EUR	483	562
3.450%, 10/20/2030		283	307
2.900%, 02/20/2033		603	633
2.100%, 09/20/2117		173	135
1.850%, 05/23/2049		242	202
0.850%, 06/30/2120		55	24
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		364	414
			2,277

Belgium — 1.1%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	337
FLUVIUS System Operator MTN
3.875%, 05/02/2034		400	425
Kingdom of Belgium Government Bond
4.250%, 03/28/2041(A)		30	35
3.750%, 06/22/2045		378	411
3.500%, 06/22/2055(A)		406	414
3.450%, 06/22/2043(A)		288	301

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.000%, 06/22/2034(A)	EUR	454	$474
2.850%, 10/22/2034(A)		694	710
2.700%, 10/22/2029(A)		551	576
1.600%, 06/22/2047(A)		41	31
0.800%, 06/22/2027(A)		210	210
			3,924

Brazil — 0.1%
Nexa Resources
6.750%, 04/09/2034(A)		$200	204
OEC Finance
7.125%cash/0% PIK, 12/26/2046(B)		204	2
4.375%cash/0% PIK, 10/25/2029		125	3
Raizen Fuels Finance
6.450%, 03/05/2034(A)		200	198
			407

Canada — 6.3%
Alimentation Couche-Tard
4.011%, 02/12/2036	EUR	234	245
Canada Government International Bond
4.625%, 04/30/2029		$270	272
Canada Housing Trust No. 1
2.100%, 09/15/2029(A)	CAD	1,225	815
Canadian Government Bond
4.000%, 06/01/2041		953	720
3.000%, 06/01/2034		180	123
2.750%, 06/01/2033		188	127
2.500%, 12/01/2032		690	458
2.250%, 06/01/2029		2,369	1,605
2.000%, 12/01/2051		1,579	839
1.750%, 12/01/2053		430	212
1.500%, 06/01/2026		1,406	959
1.250%, 03/01/2027		1,764	1,185
Canadian Imperial Bank of Commerce
4.508%, SOFRRATE + 0.930%, 09/11/2027 (C)		$355	353
Canadian Treasury Bill
0.000%, 01/30/2025(D)(E)	CAD	6,134	4,253
CDP Financial
1.125%, 04/06/2027(A)	EUR	559	562
CPPIB Capital MTN
5.200%, 03/04/2034	AUD	274	172
0.250%, 04/06/2027	EUR	857	845
OMERS Finance Trust (A)
5.500%, 11/15/2033		$284	292
4.000%, 04/20/2028		250	245
3.125%, 01/25/2029	EUR	250	263
Ontario Teachers' Finance Trust
0.500%, 05/06/2025		1,066	1,095
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028		143	136
Province of Alberta Canada MTN
5.200%, 05/15/2034	AUD	550	344

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	$1,142
Province of British Columbia Canada MTN
5.250%, 05/23/2034	AUD	380	238
Province of Manitoba Canada MTN
4.850%, 08/28/2034		405	246
Province of Ontario Canada
4.700%, 06/02/2037	CAD	570	423
4.650%, 06/02/2041		540	396
2.900%, 12/02/2046		1,419	800
2.800%, 06/02/2048		1,540	844
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	197	227
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	586
3.500%, 12/01/2048		635	391
Province of Quebec Canada MTN
5.250%, 05/02/2034	AUD	235	148
PSP Capital
3.250%, 07/02/2034(A)	EUR	250	262
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(C)		$260	269
South Bow USA Infrastructure Holdings (A)
6.176%, 10/01/2054		269	260
5.584%, 10/01/2034		289	281
			22,633

Chile — 0.1%
Nacional del Cobre de Chile
5.950%, 01/08/2034(A)		295	292

China — 10.9%
Bank of China MTN
3.200%, 10/18/2025	CNY	43,100	5,985
China Government Bond
3.810%, 09/14/2050		11,820	2,196
3.120%, 10/25/2052		25,960	4,392
2.850%, 06/04/2027		19,380	2,761
2.600%, 09/15/2030		20,620	2,985
2.550%, 10/15/2028		34,750	4,964
2.350%, 02/25/2034		23,180	3,349
2.110%, 08/25/2034		1,020	145
1.910%, 07/15/2029		6,970	976
1.850%, 05/15/2027		14,740	2,052
1.670%, 06/15/2026		11,630	1,606
CNPC Global Capital
2.600%, 01/25/2026		11,940	1,637
Industrial & Commercial Bank of China MTN
3.200%, 10/25/2025		20,000	2,751
3.000%, 01/19/2025		9,740	1,332
Prosus MTN
1.985%, 07/13/2033	EUR	750	660

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.288%, 07/13/2029	EUR	1,000	$931
			38,722

Colombia — 0.6%
Colombian TES
13.250%, 02/09/2033	COP	224,600	55
9.250%, 05/28/2042		1,089,400	190
7.750% 09/18/2030		1,622,900	319
7.500% 08/26/2026		250,900	55
7.250%, 10/18/2034		1,545,100	258
7.000%, 03/26/2031		1,308,600	241
6.250%, 07/09/2036		481,100	70
6.000%, 04/28/2028		2,676,300	533
5.750%, 11/03/2027		1,919,300	391
			2,112

Czechia — 0.1%
Czech Republic Government Bond
4.900%, 04/14/2034	CZK	800	35
1.950%, 07/30/2037		1,330	42
1.500%, 04/24/2040		1,330	37
1.200%, 03/13/2031		6,550	229
			343

Denmark — 0.1%
Denmark Government Bond
4.500%, 11/15/2039	DKK	1,533	271

Finland — 0.1%
Finland Government Bond (A)
3.000%, 09/15/2034	EUR	310	326
2.950%, 04/15/2055		130	131
			457

France — 5.9%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (C)		300	311
Banque Federative du Credit Mutuel MTN
4.375%, 01/11/2034		600	622
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(C)		$390	389
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (C)	EUR	1,200	1,324
BPCE
2.125%, EUSA5 + 2.050%, 10/13/2046 (C)		1,400	1,243
1.000%, 01/20/2026(A)		$950	913
BPCE MTN
4.125%, EUR003M + 1.450%, 03/08/2033 (C)	EUR	1,100	1,164
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (C)(F)		400	428
4.125%, 02/26/2036		300	319

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 01/22/2034	EUR	400	$422
Credit Agricole Assurances
4.750%, 09/27/2048(C)		200	215
Electricite de France MTN
7.500%, EUSA5 + 4.860% (C)(F)		600	686
5.875%, BPISDS15 + 3.323% (C)(F)	GBP	400	482
4.625%, 01/25/2043	EUR	900	962
Engie MTN
4.500%, 09/06/2042		300	326
4.250%, 09/06/2034		300	325
French Republic Government Bond OAT (A)
3.250%, 05/25/2055		1,268	1,201
3.000%, 11/25/2034		51	52
2.750%, 02/25/2029		980	1,020
2.500%, 09/24/2026		941	978
2.500%, 09/24/2027		2,477	2,572
2.500%, 05/25/2030		155	159
2.500%, 05/25/2043		1,525	1,360
1.750%, 06/25/2039		197	166
0.750%, 05/25/2053		623	319
0.600%, 07/25/2034		440	472
0.500%, 05/25/2040		628	423
0.000%, 11/25/2029(G)		405	369
Indigo Group SAS
4.500%, 04/18/2030		300	326
TDF Infrastructure SASU
5.625%, 07/21/2028		800	880
Ubisoft Entertainment
0.878%, 11/24/2027		500	434
			20,862

Germany — 5.5%
Bayer
7.000%, EUSA5 + 3.896%, 09/25/2083 (C)		400	436
Bundesobligation
0.000%, 10/09/2026(G)		5,455	5,452
Bundesrepublik Deutschland Bundesanleihe
3.250%, 07/04/2042		180	203
2.600%, 08/15/2033		2,230	2,361
2.500%, 07/04/2044		26	27
2.300%, 02/15/2033		270	280
2.300%, 02/15/2033		870	903
2.100%, 11/15/2029		815	842
1.800%, 08/15/2053		201	175
1.700%, 08/15/2032		300	300
0.000%, 08/15/2031(G)		260	234
Commerzbank
6.500%(C)(F)		400	429
Commerzbank MTN
7.875%, EUAMDB05 + 5.129% (C)(F)		200	227

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Deutsche Bank
5.000%, EUR003M + 2.950%, 09/05/2030 (C)	EUR	300	$330
Deutsche Bank MTN
1.750%, 11/19/2030(C)		900	858
Deutsche Post MTN
3.500%, 03/25/2036		282	294
EnBW International Finance BV MTN
4.300%, 05/23/2034		1,050	1,150
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	207,000	1,542
Mercedes-Benz Finance North America
5.375%, 11/26/2025(A)		$290	292
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	400	432
Sartorius Finance BV
4.875%, 09/14/2035		300	333
Siemens Financieringsmaatschappij
3.625%, 02/22/2044		400	412
3.375%, 02/22/2037		600	621
Volkswagen International Finance
3.875%(C)(F)		200	193
Volkswagen Leasing GmbH MTN
4.000%, 04/11/2031		720	758
Wintershall Dea Finance 2 BV
3.000%(C)(F)		500	481
			19,565

Greece — 0.2%
Hellenic Republic Government Bond (A)
4.125%, 06/15/2054		210	225
3.375%, 06/15/2034		370	388
			613

Hungary — 0.0%
Hungary Government Bond
7.000%, 10/24/2035	HUF	13,760	36
4.750%, 11/24/2032		18,630	42
3.000%, 10/27/2038		19,510	32
2.000%, 05/23/2029		3,270	7
			117

Iceland — 0.2%
Iceland Rikisbref
6.500%, 01/24/2031	ISK	117,539	828

Indonesia — 1.8%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	509
8.375%, 03/15/2034		28,422,000	1,917
7.500%, 06/15/2035		2,305,000	147
7.375%, 05/15/2048		11,760,000	746
7.000%, 09/15/2030		10,814,000	670
6.625%, 02/15/2034		3,012,000	182
6.500%, 06/15/2025		2,225,000	138

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.500%, 02/15/2031	IDR	11,940,000	$721
6.375%, 08/15/2028		15,716,000	956
5.500%, 04/15/2026		4,152,000	253
			6,239

Ireland — 0.5%
Ireland Government Bond
1.500%, 05/15/2050	EUR	200	155
0.200%, 10/18/2030		414	379
Kerry Group Financial Services MTN
3.375%, 03/05/2033		880	909
Smurfit Kappa Treasury ULC
3.807%, 11/27/2036(A)		191	201
			1,644

Israel — 0.0%
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	138

Italy — 4.4%
ASTM MTN
2.375%, 11/25/2033	EUR	620	566
Autostrade per l'Italia
2.000%, 01/15/2030		1,230	1,187
Autostrade per l'Italia MTN
2.250%, 01/25/2032		720	676
Intesa Sanpaolo MTN
4.875%, 05/19/2030		275	307
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040(A)		961	1,128
4.300%, 10/01/2054(A)		393	416
4.150%, 10/01/2039(A)		2,556	2,743
3.850%, 02/01/2035		121	129
3.500%, 03/01/2030(A)		475	508
3.350%, 07/01/2029		3,796	4,021
3.100%, 08/28/2026		1,015	1,063
2.500%, 12/01/2032		256	252
2.450%, 09/01/2033(A)		454	441
2.000%, 02/01/2028		604	616
1.450%, 03/01/2036(A)		477	399
0.950%, 06/01/2032		1,062	941
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(C)		$305	264
			15,657

Japan — 11.9%
Development Bank of Japan
2.300%, 03/19/2026	JPY	150,000	974
East Japan Railway MTN
3.533%, 09/04/2036	EUR	330	344
Japan Government Forty Year Bond
2.200%, 03/20/2064	JPY	69,600	406
1.000%, 03/20/2062		275,200	1,133

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan Government Ten Year Bond
0.900%, 09/20/2034	JPY	87,900	$550
0.500%, 12/20/2032		617,550	3,803
0.100%, 12/20/2026		467,700	2,949
0.100%, 09/20/2027		413,350	2,595
0.100%, 12/20/2031		471,350	2,850
Japan Government Thirty Year Bond
2.300%, 03/20/2040		756,950	5,285
0.800%, 09/20/2047		126,100	626
0.400%, 12/20/2049		445,650	1,909
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	360
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		121,750	854
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		260,850	1,726
Japan Government Twenty Year Bond
1.800%, 09/20/2031		260,650	1,764
1.700%, 06/20/2033		422,900	2,853
1.400%, 09/20/2034		276,050	1,807
0.900%, 06/20/2042		529,450	2,943
0.500%, 09/20/2036		233,200	1,359
0.200%, 06/20/2036		89,650	506
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		8,300	55
Japan Treasury Discount Bill
0.000%, 03/31/2025(D)(E)		697,850	4,438
NTT Finance
1.162%, 04/03/2026(A)		$345	330
			42,419

Luxembourg — 0.3%
Eurofins Scientific
4.750%, 09/06/2030	EUR	660	718
JAB Holdings BV
4.750%, 06/29/2032		300	333
			1,051

Malaysia — 1.6%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	57
4.457%, 03/31/2053		182	42
4.392% 04/15/2026		2,422	549
4.232%, 06/30/2031		2,295	526
4.065%, 06/15/2050		657	145
3.955%, 09/15/2025		2,627	590
3.906%, 07/15/2026		2,953	665
3.885%, 08/15/2029		3,275	740
3.828%, 07/05/2034		1,613	361
3.757%, 05/22/2040		1,066	232
3.733%, 06/15/2028		1,992	447
3.519%, 04/20/2028		1,557	347
3.502% 05/31/2027		3,247	726

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.632%, 04/15/2031	MYR	1,040	$218
			5,645

Mexico — 4.9%
Mexican Bonos
8.500%, 03/01/2029	MXN	7,128	326
8.000%, 11/07/2047		25,524	942
8.000%, 07/31/2053		24,830	900
7.750%, 11/23/2034		40,372	1,624
7.750%, 11/13/2042		36,081	1,329
7.500% 06/03/2027		23,545	1,076
7.500%, 05/26/2033		108,443	4,421
7.000%, 09/03/2026		19,486	897
Mexican Bonos, Ser M20
7.750% 05/29/2031		8,009	344
Mexican Bonos, Ser M30
10.000% 11/20/2036		34,036	1,591
8.500%, 11/18/2038		2,948	121
Mexico Government International Bond
4.000%, 03/15/2115	EUR	2,530	1,880
Petroleos Mexicanos
6.700%, 02/16/2032		$57	49
6.500%, 03/13/2027		130	126
4.750%, 02/26/2029	EUR	2,100	2,005
			17,631

Netherlands — 1.1%
Cooperatieve Rabobank UA
4.375%(C)(F)		200	204
Cooperatieve Rabobank UA MTN
4.625%, EUR003M + 1.550%, 01/27/2028 (C)		200	214
1.250%, 05/31/2032		300	278
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (C)		$505	504
Nederlandse Waterschapsbank MTN
0.000%, 11/16/2026(G)	EUR	432	429
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	277
2.500%, 01/15/2030		188	196
2.500%, 01/15/2033		731	758
2.500%, 07/15/2034		34	35
0.240%, 01/15/2038		1,302	945
0.118%, 01/15/2052		364	186
			4,026

New Zealand — 1.9%
New Zealand Government Bond
5.000%, 05/15/2054	NZD	1,031	567
4.500%, 04/15/2027		1,212	693
4.500%, 05/15/2030		1,723	992
4.250%, 05/15/2034		353	195
4.250%, 05/15/2036		758	411
3.500%, 04/14/2033		291	154

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.000%, 04/20/2029	NZD	694	$377
2.750%, 04/15/2037		599	275
2.750%, 05/15/2051		332	123
2.500%, 09/20/2040		722	494
1.750%, 05/15/2041		231	84
1.500%, 05/15/2031		191	92
0.250%, 05/15/2028		1,245	623
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		1,905	1,371
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	456
			6,907

Norway — 1.4%
Norway Government Bond (A)
3.625%, 04/13/2034	NOK	2,762	239
3.625%, 05/31/2039		845	72
2.125%, 05/18/2032		4,654	365
2.000%, 04/26/2028		2,624	218
1.750%, 02/17/2027		13,225	1,115
1.750%, 09/06/2029		5,400	434
1.500%, 02/19/2026		3,128	268
1.375%, 08/19/2030		8,483	655
1.250%, 09/17/2031		12,182	911
Var Energi
7.862%, EUAMDB05 + 4.765%, 11/15/2083 (C)	EUR	510	582
			4,859

Poland — 0.8%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	1,029	252
5.000%, 10/25/2034		381	86
2.000%, 08/25/2036		9,834	2,201
1.750%, 04/25/2032		719	134
			2,673

Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT (A)
3.875%, 02/15/2030	EUR	258	287
3.625%, 06/12/2054		139	149
2.875%, 10/20/2034		213	221
			657

Romania — 2.0%
Romania Government Bond
7.900%, 02/24/2038	RON	115	25
4.850%, 07/25/2029		855	162
4.750%, 10/11/2034		540	92
3.650%, 07/28/2025		1,540	315
Romanian Government International Bond
2.625%, 12/02/2040	EUR	2,340	1,547

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Romanian Government International Bond MTN
5.625%, 02/22/2036	EUR	422	$419
5.500%, 09/18/2028		770	828
3.875%, 10/29/2035		265	227
3.375%, 01/28/2050		956	643
2.750%, 04/14/2041		2,314	1,555
2.000%, 04/14/2033		1,229	960
1.750%, 07/13/2030		528	457
			7,230

Singapore — 1.4%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,464	1,090
3.375%, 09/01/2033		406	309
3.375%, 05/01/2034		161	123
2.875%, 09/01/2030		139	102
2.750%, 04/01/2042		301	218
2.750%, 03/01/2046		142	103
2.375%, 06/01/2025		1,699	1,242
2.250%, 08/01/2036		1,051	724
2.125%, 06/01/2026		1,331	966
1.875%, 10/01/2051		180	109
			4,986

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	429

Slovenia — 0.2%
Slovenia Government Bond
1.250%, 03/22/2027		556	565

South Africa — 0.6%
Republic of South Africa Government Bond
8.500%, 01/31/2037	ZAR	43,817	1,970

South Korea — 0.9%
Korea Treasury Bond
3.500%, 06/10/2034	KRW	169,850	120
3.375%, 06/10/2032		570,570	397
3.125%, 09/10/2027		1,384,580	952
2.000%, 06/10/2031		1,541,510	989
1.875%, 06/10/2029		450,460	295
1.500%, 12/10/2026		635,170	422
1.250%, 03/10/2026		101,780	68
1.125%, 09/10/2025		193,620	130
			3,373

Spain — 3.3%
Abertis Infraestructuras Finance BV
3.248%(C)(F)	EUR	300	309
Banco Santander
0.250%, 07/10/2029		400	371

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (C)	EUR	300	$331
CaixaBank
1.250%, 01/11/2027		300	303
CaixaBank MTN
5.000%, EUR003M + 1.650%, 07/19/2029 (C)		200	220
Cepsa Finance MTN
4.125%, 04/11/2031		600	624
Spain Government Bond
6.000%, 01/31/2029		80	94
4.700%, 07/30/2041(A)		576	691
3.500%, 05/31/2029		2,329	2,510
3.450%, 10/31/2034(A)		1,648	1,761
3.450%, 07/30/2043(A)		765	781
2.500%, 05/31/2027		513	533
2.350%, 07/30/2033(A)		201	199
1.950%, 07/30/2030(A)		157	157
1.900%, 10/31/2052(A)		653	473
1.850%, 07/30/2035(A)		504	464
1.400%, 04/30/2028(A)		1,322	1,326
0.600%, 10/31/2029(A)		447	423
0.500%, 04/30/2030(A)		353	328
			11,898

Supra-National — 4.5%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	350,000	2,324
European Investment Bank
2.875%, 01/12/2033	EUR	1,015	1,068
1.900%, 01/26/2026	JPY	50,000	323
European Investment Bank MTN
0.500%, 11/13/2037	EUR	945	722
European Union
3.250%, 07/04/2034		1,973	2,106
3.000%, 03/04/2053		3,530	3,413
European Union Bill
0.000%, 01/10/2025(D)(E)		6,000	6,210
			16,166

Sweden — 0.2%
Heimstaden Bostad Treasury BV MTN
1.625%, 10/13/2031		107	94
0.750%, 09/06/2029		100	90
Sweden Government Bond
1.750%, 11/11/2033	SEK	2,375	204
Sweden Inflation Linked Bond
0.125%, 12/01/2027		2,615	395
			783

Switzerland — 1.7%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,664	2,327
1.500%, 04/30/2042		316	413

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Lonza Finance International
3.500%, 09/04/2034	EUR	466	$483
Swisscom Finance BV MTN
3.625%, 11/29/2036		630	663
3.500%, 11/29/2031		460	490
UBS Group
9.250%, H15T5Y + 4.745% (A)(C)(F)		$237	256
7.750%, EUAMDB01 + 4.950%, 03/01/2029 (C)	EUR	995	1,174
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (C)		265	284
			6,090

Thailand — 0.4%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	109
4.000%, 06/17/2055		2,792	102
2.400%, 11/17/2027		19,022	562
1.875%, 06/17/2049		8,576	210
1.000%, 06/17/2027		19,200	548
			1,531

United Kingdom — 3.9%
Barclays (F)
9.250%, BPSWS5 + 5.639% (C)	GBP	350	465
8.875%, GUKG5 + 6.955% (C)		210	273
Barclays MTN
5.262%, EUSA1 + 2.550%, 01/29/2034 (C)	EUR	250	286
Cadent Finance MTN
3.750%, 04/16/2033		390	407
0.750%, 03/11/2032		355	305
Centrica
6.500%, GUKG5 + 2.512%, 05/21/2055 (C)	GBP	350	444
Centrica MTN
4.375%, 03/13/2029		179	218
DS Smith MTN
4.500%, 07/27/2030	EUR	440	480
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (C)		249	278
Motability Operations Group MTN
4.250%, 06/17/2035		160	174
3.875%, 01/24/2034		220	234
National Grid MTN
4.275%, 01/16/2035		370	402
United Kingdom Gilt
4.500%, 09/07/2034	GBP	197	246
4.500%, 12/07/2042		20	24
4.375%, 07/31/2054		828	918
4.250%, 06/07/2032		338	420
4.250%, 07/31/2034		611	746
4.250%, 12/07/2049		393	433

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.125%, 07/22/2029	GBP	2,358	$2,927
4.000%, 10/22/2063		921	948
3.500%, 01/22/2045		982	988
1.250%, 07/31/2051		3,049	1,708
United Kingdom Inflation-Linked Gilt
0.750%, 11/22/2033		462	595
			13,919

United States — 4.3%
American Tower
1.300%, 09/15/2025		$535	522
Amgen
5.150%, 03/02/2028		205	206
Aptiv Swiss Holdings
4.250%, 06/11/2036	EUR	291	305
AT&T
1.650%, 02/01/2028		$870	791
AutoZone
6.250%, 11/01/2028		35	37
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/2026 (C)		700	697
Becton Dickinson
3.828%, 06/07/2032	EUR	431	458
Becton Dickinson Euro Finance Sarl
4.029%, 06/07/2036		447	477
CCO Holdings
4.500%, 06/01/2033(A)		$127	107
Charter Communications Operating
6.100%, 06/01/2029		111	113
Citigroup
4.000%, H15T5Y + 3.597% (C)(F)		71	69
Columbia Pipelines Holding
6.055%, 08/15/2026(A)		120	122
Comcast
0.000%, 09/14/2026(G)	EUR	450	445
Corebridge Financial
3.500%, 04/04/2025		$330	329
Diamondback Energy
5.200%, 04/18/2027		470	475
Energy Transfer
6.050%, 09/01/2054		299	293
Ford Motor Credit
6.125%, 05/15/2028	EUR	205	230
Global Payments
4.875%, 03/17/2031		359	393
Hewlett Packard Enterprise
4.850%, 10/15/2031		$237	231
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (C)		200	200
Intel
5.600%, 02/21/2054		406	356
4.875%, 02/10/2026		250	250

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.200%, 08/12/2061		$387	$210
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (C)		230	235
Kroger
5.650%, 09/15/2064		222	208
Kyndryl Holdings
2.050%, 10/15/2026		455	433
Medtronic
4.150%, 10/15/2043	EUR	428	458
4.150%, 10/15/2053		244	263
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	401
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (C)		435	473
3.790%, EUR003M + 1.037%, 03/21/2030 (C)		136	144
0.406%, 10/29/2027(C)		370	367
MSD Netherlands Capital BV
3.750%, 05/30/2054		250	255
3.500%, 05/30/2037		190	199
New York Life Global Funding MTN
5.000%, 06/06/2029(A)		$369	372
ONEOK
4.250%, 09/24/2027		600	591
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		340	339
Principal Life Global Funding II
1.250%, 06/23/2025(A)		315	310
Royalty Pharma
5.900%, 09/02/2054		410	389
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)		199	203
Southern
5.500%, 03/15/2029		320	326
State Street
5.272%, 08/03/2026		225	227
Thermo Fisher Scientific Finance I BV
0.000%, 11/18/2025(G)	EUR	206	209
Veralto
5.500%, 09/18/2026		$335	339
Verizon Communications
2.100%, 03/22/2028		445	409
Warnermedia Holdings
4.693%, 05/17/2033	EUR	300	311
Wells Fargo
3.900%, H15T5Y + 3.453% (C)(F)		$91	88
WP Carey
3.700%, 11/19/2034	EUR	218	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Zions Bancorp
6.816%, SOFRRATE + 2.830%, 11/19/2035 (C)	$250	$252
		15,339

Total Global Bonds
(Cost $348,419) ($ Thousands)		320,063

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bill
4.483%, 01/09/2025 (E)	6,117	6,112
U.S. Treasury Bond
4.500%, 02/15/2036	150	150
U.S. Treasury Inflation Indexed Bond
1.750%, 01/15/2034	1,725	1,698
U.S. Treasury Note
3.875%, 11/30/2029	3,443	3,366
3.125%, 08/15/2025	4,433	4,402
2.000%, 08/15/2051	350	200

Total U.S. Treasury Obligations
(Cost $16,042) ($ Thousands)		15,928

MORTGAGE-BACKED SECURITIES — 1.2%
Agency Mortgage-Backed Obligations — 1.2%
FNMA TBA
6.000%, 01/01/2038	3,500	3,516
GNMA TBA
3.500%, 01/15/2041	780	697

		4,213
Non-Agency Mortgage-Backed Obligations — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
7.323%, 09/25/2034(C)	5	5
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.627%, 12/25/2034(C)	16	16

		21
Total Mortgage-Backed Securities
(Cost $4,276) ($ Thousands)		4,234

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 0.2%
CenterPoint Energy Resources
4.591%, 01/08/2025 (A)(E)	$600	$599

Total Commercial Paper
(Cost $599) ($ Thousands)		599

Total Investments in Securities — 95.5%
(Cost $369,336) ($ Thousands)		$340,824

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Canadian 5-Year Bond	11	Mar-2025	$879	$867	$12
Canadian 10-Year Bond	63	Mar-2025	5,417	5,371	96
Euro-Bobl	91	Mar-2025	11,380	11,106	(133)
Euro-BTP	8	Mar-2025	1,029	993	(19)
Euro-Bund 10-Year Bond	53	Mar-2025	7,609	7,323	(143)
Euro-OAT	4	Mar-2025	520	512	(5)
Euro-Schatz	204	Mar-2025	22,970	22,599	(73)
Japanese 10-Year Bond	3	Mar-2025	2,705	2,708	–
Korea 10-Year Bond	39	Mar-2025	3,239	3,097	(60)
Korea 3-Year Bond	70	Mar-2025	5,232	5,071	(21)
Long Gilt 10-Year Bond	44	Mar-2025	5,226	5,092	(98)
U.S. 2-Year Treasury Note	121	Mar-2025	24,889	24,878	(11)
			91,095	89,617	(455)
Short Contracts
Australian 10-Year Bond	(51)	Mar-2025	$(3,713)	$(3,564)	$48
Australian 3-Year Bond	(8)	Mar-2025	(542)	(525)	2
Canadian 10-Year Bond	(10)	Mar-2025	(860)	(853)	(7)
Euro-Buxl	(47)	Mar-2025	(6,959)	(6,457)	401
Japanese 10-Year Bond	(19)	Mar-2025	(17,926)	(17,155)	71
U.S. 2-Year Treasury Note	(29)	Mar-2025	(5,972)	(5,963)	9
U.S. 5-Year Treasury Note	(88)	Mar-2025	(9,431)	(9,355)	76
U.S. 10-Year Treasury Note	(38)	Mar-2025	(4,162)	(4,131)	31
U.S. Long Treasury Bond	(16)	Mar-2025	(1,864)	(1,822)	42
U.S. Ultra Long Treasury Bond	(45)	Mar-2025	(5,655)	(5,350)	305
Ultra 10-Year U.S. Treasury Note	(48)	Mar-2025	(5,397)	(5,343)	54
			(62,481)	(60,518)	1,032
			$28,614	$29,099	$577

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/08/25	USD	69	EUR	66	$(1)
Bank of America	01/08/25	USD	103	NZD	175	(5)
Bank of America	01/08/25	CAD	145	USD	103	2
Bank of America	01/08/25	AUD	325	USD	209	8
Bank of America	01/08/25	RON	328	USD	69	1
Bank of America	01/08/25	GBP	712	USD	902	11
Bank of America	01/08/25	JPY	31,100	USD	208	10
Bank of America	01/14/25	EUR	1,440	JPY	232,413	(10)
Bank of America	01/14/25	USD	4,494	JPY	682,650	(144)
Bank of America	01/15/25	USD	224	ILS	834	5
Bank of America	01/15/25	EUR	434	HUF	179,473	2
Bank of America	01/15/25	EUR	1,450	JPY	233,458	(14)
Bank of America	01/15/25	EUR	41,227	USD	45,440	2,725
Bank of America	01/15/25	KRW	665,058	USD	490	39
Bank of America	02/04/25	USD	2,319	BRL	13,566	(137)
Barclays PLC	01/07/25	JPY	42,300	USD	278	9
Barclays PLC	01/08/25	USD	25	RON	120	—
Barclays PLC	01/08/25	USD	45	MXN	950	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/08/25	USD	46	ZAR	835	$(2)
Barclays PLC	01/08/25	USD	77	THB	2,630	1
Barclays PLC	01/08/25	CHF	102	USD	116	3
Barclays PLC	01/08/25	USD	104	NOK	1,160	(2)
Barclays PLC	01/08/25	USD	52	CAD	75	—
Barclays PLC	01/08/25	USD	205	CAD	288	(5)
Barclays PLC	01/08/25	USD	382	CHF	340	(7)
Barclays PLC	01/08/25	PLN	420	USD	102	1
Barclays PLC	01/08/25	USD	545	NZD	934	(21)
Barclays PLC	01/08/25	CZK	670	USD	28	1
Barclays PLC	01/08/25	CNY	751	USD	103	—
Barclays PLC	01/08/25	MXN	930	USD	46	1
Barclays PLC	01/08/25	USD	34	JPY	5,300	—
Barclays PLC	01/08/25	USD	1,075	JPY	163,600	(34)
Barclays PLC	01/08/25	EUR	1,401	USD	1,474	23
Barclays PLC	01/08/25	USD	1,505	AUD	2,339	(56)
Barclays PLC	01/08/25	SEK	1,510	USD	138	1
Barclays PLC	01/08/25	NOK	1,160	USD	104	2
Barclays PLC	01/08/25	NOK	390	USD	34	—
Barclays PLC	01/08/25	USD	1,551	EUR	1,476	(22)
Barclays PLC	01/08/25	USD	527	GBP	422	1
Barclays PLC	01/08/25	USD	1,100	GBP	873	(7)
Barclays PLC	01/08/25	RON	1,701	USD	358	5
Barclays PLC	01/08/25	DKK	2,021	USD	285	5
Barclays PLC	01/08/25	ZAR	2,205	USD	121	5
Barclays PLC	01/08/25	CAD	3,088	USD	2,195	48
Barclays PLC	01/08/25	NZD	5,020	USD	2,937	125
Barclays PLC	01/08/25	GBP	5,596	USD	7,035	27
Barclays PLC	01/08/25	AUD	10,982	USD	7,126	326
Barclays PLC	01/08/25	THB	1,400	USD	41	—
Barclays PLC	01/08/25	THB	58,224	USD	1,683	(25)
Barclays PLC	01/08/25	JPY	100,100	USD	658	21
Barclays PLC	01/08/25	HUF	110,945	USD	283	4
Barclays PLC	01/15/25	USD	39	SEK	399	(3)
Barclays PLC	01/15/25	ILS	410	USD	111	(2)
Barclays PLC	01/15/25	USD	657	ZAR	11,886	(28)
Barclays PLC	01/15/25	USD	1,121	ILS	4,173	25
Barclays PLC	01/15/25	USD	1,340	TRY	49,201	31
Barclays PLC	01/15/25	EUR	1,381	USD	1,488	57
Barclays PLC	01/15/25	CHF	2,386	USD	2,814	176
Barclays PLC	01/15/25	USD	2,450	EUR	2,250	(119)
Barclays PLC	01/15/25	GBP	4,326	USD	5,624	207
Barclays PLC	01/15/25	ZAR	16,963	USD	961	63
Barclays PLC	01/15/25	CLP	482,376	USD	511	25
Barclays PLC	01/15/25	HUF	575,441	EUR	1,429	33
Barclays PLC	01/15/25	COP	1,307,842	USD	296	—
Barclays PLC	02/04/25	USD	100	CHF	90	—
Barclays PLC	02/04/25	USD	102	EUR	98	—
Barclays PLC	02/04/25	USD	336	BRL	2,072	(3)
Barclays PLC	02/04/25	BRL	5,665	USD	898	(13)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	02/05/25	CNY	4,120	USD	562	$(8)
BMO Capital	01/08/25	USD	49	CAD	70	—
BNP Paribas	01/07/25	USD	1,217	JPY	186,046	(33)
BNP Paribas	01/07/25	JPY	3,410,387	USD	22,314	603
BNP Paribas	01/08/25	USD	34	GBP	27	—
BNP Paribas	01/08/25	USD	35	SEK	380	—
BNP Paribas	01/08/25	USD	35	NZD	60	(1)
BNP Paribas	01/08/25	USD	42	RON	200	(1)
BNP Paribas	01/08/25	USD	56	PLN	230	(1)
BNP Paribas	01/08/25	USD	74	HUF	29,000	(1)
BNP Paribas	01/08/25	USD	96	AUD	150	(3)
BNP Paribas	01/08/25	USD	100	CHF	90	(1)
BNP Paribas	01/08/25	USD	103	NOK	1,150	(2)
BNP Paribas	01/08/25	USD	112	EUR	107	(2)
BNP Paribas	01/08/25	EUR	188	USD	198	3
BNP Paribas	01/08/25	CAD	195	USD	138	2
BNP Paribas	01/08/25	USD	200	JPY	29,869	(10)
BNP Paribas	01/08/25	GBP	327	USD	413	4
BNP Paribas	01/08/25	MXN	550	USD	27	1
BNP Paribas	01/08/25	NOK	590	USD	52	—
BNP Paribas	01/08/25	USD	696	MYR	3,099	(2)
BNP Paribas	01/08/25	CHF	1,149	USD	1,301	32
BNP Paribas	01/08/25	MYR	8,347	USD	1,874	6
BNP Paribas	01/15/25	USD	730	ZAR	13,333	(24)
BNP Paribas	01/15/25	EUR	806	HUF	334,957	8
BNP Paribas	01/15/25	USD	2,010	AUD	3,135	(69)
BNP Paribas	01/15/25	ZAR	2,582	USD	146	10
BNP Paribas	01/15/25	MXN	7,394	USD	377	22
BNP Paribas	01/30/25	CAD	2,260	USD	1,641	68
BNP Paribas	04/16/25	HKD	2,535	USD	326	(1)
Brown Brothers Harriman	01/15/25	USD	9	AUD	14	(1)
Brown Brothers Harriman	01/15/25	USD	160	CAD	228	(1)
Brown Brothers Harriman	01/15/25	EUR	200	HUF	81,513	(2)
Brown Brothers Harriman	01/15/25	USD	566	JPY	85,600	(21)
Brown Brothers Harriman	01/15/25	EUR	1,416	NOK	16,555	(9)
Brown Brothers Harriman	01/15/25	SEK	3,600	USD	349	23
Brown Brothers Harriman	01/15/25	USD	15,878	EUR	14,700	(648)
Brown Brothers Harriman	01/15/25	ZAR	22,940	USD	1,301	87
CIBC	01/08/25	USD	30	SGD	40	(1)
CIBC	01/08/25	USD	150	AUD	230	(8)
Citigroup	01/07/25	USD	35	JPY	5,200	(1)
Citigroup	01/07/25	JPY	4,000	USD	26	1
Citigroup	01/08/25	USD	27	CZK	650	—
Citigroup	01/08/25	USD	30	PLN	120	(1)
Citigroup	01/08/25	USD	34	GBP	27	—
Citigroup	01/08/25	USD	34	GBP	27	—
Citigroup	01/08/25	USD	69	NOK	760	(2)
Citigroup	01/08/25	USD	80	HUF	31,000	(2)
Citigroup	01/08/25	GBP	108	USD	136	1
Citigroup	01/08/25	AUD	110	USD	71	3

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/08/25	USD	140	AUD	220	$(4)
Citigroup	01/08/25	USD	102	JPY	16,100	—
Citigroup	01/08/25	USD	52	JPY	8,100	—
Citigroup	01/08/25	USD	170	CHF	150	(5)
Citigroup	01/08/25	CHF	180	USD	202	4
Citigroup	01/08/25	CAD	245	USD	173	2
Citigroup	01/08/25	USD	446	MXN	9,090	(9)
Citigroup	01/08/25	ILS	510	USD	140	—
Citigroup	01/08/25	EUR	558	USD	587	9
Citigroup	01/08/25	USD	705	EUR	672	(9)
Citigroup	01/08/25	SEK	900	USD	82	1
Citigroup	01/08/25	USD	974	NZD	1,655	(47)
Citigroup	01/08/25	SGD	1,040	USD	773	10
Citigroup	01/08/25	NOK	1,140	USD	103	3
Citigroup	01/08/25	RON	2,788	USD	588	7
Citigroup	01/08/25	CZK	3,170	USD	132	1
Citigroup	01/08/25	MXN	4,056	USD	201	6
Citigroup	01/08/25	HUF	13,700	USD	35	—
Citigroup	01/08/25	JPY	31,700	USD	207	5
Citigroup	01/15/25	USD	928	ZAR	16,952	(31)
Citigroup	01/15/25	EUR	1,280	JPY	203,911	(26)
Citigroup	01/15/25	USD	1,314	EUR	1,260	(8)
Citigroup	01/15/25	ILS	2,600	USD	704	(10)
Citigroup	01/15/25	CNH	4,919	USD	680	10
Citigroup	01/15/25	ZAR	16,007	USD	886	39
Citigroup	01/15/25	COP	3,281,250	USD	752	9
Citigroup	01/15/25	COP	1,610,173	USD	364	(1)
Citigroup	02/04/25	USD	654	BRL	4,029	(6)
Citigroup	02/04/25	BRL	5,767	USD	915	(12)
Citigroup	06/20/25	CNY	615	USD	87	2
Commonwealth Bank Of Australia	01/08/25	USD	35	EUR	33	—
Commonwealth Bank Of Australia	01/08/25	EUR	2,259	USD	2,374	34
Credit Agricole	01/08/25	EUR	65	USD	68	1
Credit Agricole	01/08/25	USD	69	EUR	66	(1)
Credit Agricole	03/31/25	JPY	697,850	USD	4,507	20
Deutsche Bank	01/15/25	USD	1,548	CLP	1,421,839	(118)
Goldman Sachs	01/07/25	JPY	10,600	USD	69	2
Goldman Sachs	01/08/25	USD	4	CZK	100	—
Goldman Sachs	01/08/25	USD	24	RON	116	—
Goldman Sachs	01/08/25	USD	51	SEK	560	—
Goldman Sachs	01/08/25	USD	51	NOK	580	—
Goldman Sachs	01/08/25	USD	59	HUF	23,000	(1)
Goldman Sachs	01/08/25	USD	68	GBP	54	(1)
Goldman Sachs	01/08/25	USD	71	AUD	110	(3)
Goldman Sachs	01/08/25	USD	85	MXN	1,720	(2)
Goldman Sachs	01/08/25	CHF	90	USD	102	2
Goldman Sachs	01/08/25	USD	136	CHF	120	(4)
Goldman Sachs	01/08/25	USD	173	JPY	26,300	(5)
Goldman Sachs	01/08/25	GBP	176	USD	222	1
Goldman Sachs	01/08/25	EUR	231	USD	242	3

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	01/08/25	NZD	415	USD	242	$9
Goldman Sachs	01/08/25	AUD	470	USD	301	10
Goldman Sachs	01/08/25	USD	529	EUR	508	(3)
Goldman Sachs	01/08/25	MXN	5,300	USD	260	6
Goldman Sachs	01/08/25	MXN	720	USD	34	—
Goldman Sachs	01/08/25	HUF	17,500	USD	44	—
Goldman Sachs	01/08/25	JPY	21,000	USD	139	5
Goldman Sachs	01/15/25	USD	120	CAD	166	(4)
Goldman Sachs	01/15/25	USD	131	GBP	100	(6)
Goldman Sachs	01/15/25	USD	327	MXN	6,630	(9)
Goldman Sachs	01/15/25	USD	330	EUR	304	(15)
Goldman Sachs	01/15/25	USD	443	ZAR	7,991	(20)
Goldman Sachs	01/15/25	USD	813	KRW	1,074,560	(84)
Goldman Sachs	01/15/25	EUR	1,307	NOK	15,672	26
Goldman Sachs	01/15/25	SEK	1,598	USD	150	5
Goldman Sachs	01/15/25	CNY	1,651	USD	230	3
Goldman Sachs	01/15/25	ILS	2,091	USD	566	(8)
Goldman Sachs	01/15/25	AUD	4,250	USD	2,861	230
Goldman Sachs	01/15/25	ZAR	12,892	USD	708	26
Goldman Sachs	01/15/25	NOK	32,227	EUR	2,700	(40)
Goldman Sachs	01/15/25	EUR	41,977	USD	46,279	2,788
Goldman Sachs	01/15/25	MXN	51,770	USD	2,625	142
Goldman Sachs	01/15/25	CLP	1,009,306	USD	1,069	54
Goldman Sachs	02/04/25	USD	258	GBP	206	—
Goldman Sachs	02/04/25	USD	616	EUR	594	—
Goldman Sachs	02/04/25	BRL	9,901	USD	1,659	67
Goldman Sachs	02/05/25	CNY	2,544	USD	347	(5)
Goldman Sachs	06/18/25	USD	340	HKD	2,635	—
Goldman Sachs	06/20/25	USD	88	CNY	615	(3)
HSBC	01/15/25	USD	195	ILS	726	4
HSBC	01/15/25	USD	380	CHF	333	(12)
HSBC	01/15/25	ILS	737	USD	199	(3)
HSBC	01/15/25	USD	752	KRW	996,420	(76)
HSBC	01/15/25	USD	2,128	ZAR	38,390	(96)
HSBC	01/15/25	CNH	6,557	USD	907	14
HSBC	01/15/25	JPY	584,955	USD	3,990	261
HSBC	02/04/25	USD	870	BRL	5,099	(50)
HSBC	02/04/25	BRL	2,028	USD	335	9
JPMorgan Chase Bank	01/08/25	USD	21	HUF	8,100	—
JPMorgan Chase Bank	01/08/25	USD	35	CZK	830	—
JPMorgan Chase Bank	01/08/25	USD	55	MXN	1,120	(1)
JPMorgan Chase Bank	01/08/25	USD	71	CAD	100	(1)
JPMorgan Chase Bank	01/08/25	USD	75	PLN	310	—
JPMorgan Chase Bank	01/08/25	USD	104	GBP	82	(1)
JPMorgan Chase Bank	01/08/25	PLN	115	USD	28	—
JPMorgan Chase Bank	01/08/25	USD	139	SEK	1,510	(2)
JPMorgan Chase Bank	01/08/25	USD	140	AUD	220	(4)
JPMorgan Chase Bank	01/08/25	NZD	150	USD	86	2
JPMorgan Chase Bank	01/08/25	USD	337	JPY	52,200	(4)
JPMorgan Chase Bank	01/08/25	USD	345	NZD	595	(11)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/08/25	CZK	510	USD	21	$—
JPMorgan Chase Bank	01/08/25	AUD	515	USD	325	7
JPMorgan Chase Bank	01/08/25	EUR	518	USD	545	8
JPMorgan Chase Bank	01/08/25	RON	617	USD	130	2
JPMorgan Chase Bank	01/08/25	NOK	770	USD	69	1
JPMorgan Chase Bank	01/08/25	MXN	1,500	USD	73	1
JPMorgan Chase Bank	01/08/25	SEK	2,240	USD	205	2
JPMorgan Chase Bank	01/09/25	USD	3,821	NZD	6,780	(23)
JPMorgan Chase Bank	01/09/25	NZD	6,780	USD	3,999	201
JPMorgan Chase Bank	01/10/25	USD	917	PEN	3,425	(6)
JPMorgan Chase Bank	01/10/25	PEN	3,425	USD	907	(5)
JPMorgan Chase Bank	01/13/25	USD	2,787	SEK	30,604	(16)
JPMorgan Chase Bank	01/15/25	JPY	1,603,190	USD	10,375	158
JPMorgan Chase Bank	01/16/25	USD	46	CAD	65	(1)
JPMorgan Chase Bank	01/16/25	CAD	1,929	USD	1,375	33
JPMorgan Chase Bank	01/17/25	USD	160	COP	699,963	(1)
JPMorgan Chase Bank	01/17/25	COP	556,282	USD	128	2
JPMorgan Chase Bank	01/17/25	COP	9,975,417	USD	2,253	(8)
JPMorgan Chase Bank	01/28/25	EUR	7,359	USD	7,764	137
JPMorgan Chase Bank	01/28/25	MXN	95,130	USD	4,626	71
JPMorgan Chase Bank	02/04/25	CHF	95	USD	106	—
JPMorgan Chase Bank	02/04/25	JPY	16,100	USD	103	—
JPMorgan Chase Bank	02/06/25	USD	2,791	SEK	30,603	(15)
JPMorgan Chase Bank	02/06/25	IDR	93,256,085	USD	5,842	95
JPMorgan Chase Bank	02/11/25	USD	179	AUD	287	(1)
JPMorgan Chase Bank	02/11/25	AUD	4,392	USD	2,851	132
JPMorgan Chase Bank	02/12/25	NOK	1,408	USD	127	3
JPMorgan Chase Bank	02/12/25	USD	3,283	NOK	36,317	(85)
JPMorgan Chase Bank	02/13/25	USD	201	PLN	817	(4)
JPMorgan Chase Bank	02/13/25	CNY	1,053	USD	145	(1)
JPMorgan Chase Bank	02/13/25	PLN	9,302	USD	2,278	28
JPMorgan Chase Bank	02/18/25	USD	537	THB	18,429	6
JPMorgan Chase Bank	02/18/25	ILS	7,559	USD	2,030	(47)
JPMorgan Chase Bank	02/18/25	THB	99,560	USD	2,918	(11)
JPMorgan Chase Bank	02/20/25	EUR	7,500	USD	7,921	141
JPMorgan Chase Bank	02/25/25	USD	2,265	KRW	3,243,876	(64)
JPMorgan Chase Bank	02/25/25	KRW	1,880,874	USD	1,342	66
JPMorgan Chase Bank	02/26/25	USD	886	HUF	344,467	(21)
JPMorgan Chase Bank	02/26/25	NZD	6,780	USD	4,001	203
JPMorgan Chase Bank	03/03/25	USD	180	CZK	4,342	(1)
JPMorgan Chase Bank	03/03/25	USD	863	CNY	6,238	(1)
JPMorgan Chase Bank	03/03/25	CNY	39,445	USD	5,463	13
JPMorgan Chase Bank	03/03/25	CNY	2,616	USD	359	(2)
JPMorgan Chase Bank	03/03/25	CZK	59,560	USD	2,486	33
JPMorgan Chase Bank	03/03/25	THB	69,983	USD	2,029	(32)
JPMorgan Chase Bank	03/05/25	GBP	76	USD	96	1
JPMorgan Chase Bank	03/05/25	USD	2,754	GBP	2,175	(31)
JPMorgan Chase Bank	03/06/25	CHF	4,223	USD	4,824	129
JPMorgan Chase Bank	03/06/25	SGD	6,821	USD	5,091	77
JPMorgan Chase Bank	03/14/25	EUR	7,376	USD	7,797	137

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/20/25	NZD	7,017	USD	4,139	$207
JPMorgan Chase Bank	03/25/25	USD	2,799	SEK	30,603	(16)
JPMorgan Chase Bank	04/09/25	NZD	6,780	USD	3,825	24
JPMorgan Chase Bank	04/10/25	PEN	3,425	USD	915	5
JPMorgan Chase Bank	04/17/25	HKD	2,530	USD	326	(1)
JPMorgan Chase Bank	05/22/25	USD	88	CNY	613	(3)
JPMorgan Chase Bank	05/22/25	CNY	613	USD	87	2
Midland Walwyn Capital Inc.	01/07/25	USD	118	JPY	17,700	(5)
Midland Walwyn Capital Inc.	01/08/25	USD	18	SEK	200	—
Midland Walwyn Capital Inc.	01/08/25	USD	21	HUF	8,100	—
Midland Walwyn Capital Inc.	01/08/25	USD	50	CZK	1,200	—
Midland Walwyn Capital Inc.	01/08/25	CHF	103	USD	117	4
Midland Walwyn Capital Inc.	01/08/25	USD	106	CAD	150	(2)
Midland Walwyn Capital Inc.	01/08/25	RON	119	USD	25	—
Midland Walwyn Capital Inc.	01/08/25	PLN	150	USD	37	—
Midland Walwyn Capital Inc.	01/08/25	NZD	180	USD	104	3
Midland Walwyn Capital Inc.	01/08/25	USD	230	CHF	205	(4)
Midland Walwyn Capital Inc.	01/08/25	USD	402	MXN	8,150	(10)
Midland Walwyn Capital Inc.	01/08/25	CZK	640	USD	27	1
Midland Walwyn Capital Inc.	01/08/25	MXN	830	USD	41	1
Midland Walwyn Capital Inc.	01/08/25	CNY	2,039	USD	281	1
Midland Walwyn Capital Inc.	01/08/25	SEK	2,382	USD	218	2
Midland Walwyn Capital Inc.	01/08/25	JPY	51,100	USD	331	6
Midland Walwyn Capital Inc.	02/04/25	MXN	210	USD	10	—
Morgan Stanley	01/07/25	USD	173	JPY	26,600	(3)
Morgan Stanley	01/08/25	USD	21	HUF	8,100	—
Morgan Stanley	01/08/25	USD	28	PLN	115	(1)
Morgan Stanley	01/08/25	CHF	30	USD	34	—
Morgan Stanley	01/08/25	GBP	54	USD	69	1
Morgan Stanley	01/08/25	USD	54	CZK	1,300	(1)
Morgan Stanley	01/08/25	USD	70	NOK	770	(2)
Morgan Stanley	01/08/25	USD	124	THB	4,250	1
Morgan Stanley	01/08/25	USD	139	JPY	20,731	(7)
Morgan Stanley	01/08/25	EUR	230	USD	240	2
Morgan Stanley	01/08/25	NZD	300	USD	173	5
Morgan Stanley	01/08/25	USD	502	RON	2,383	(6)
Morgan Stanley	01/08/25	THB	940	USD	28	—
Morgan Stanley	01/08/25	NOK	1,920	USD	174	4
Morgan Stanley	01/08/25	HUF	21,500	USD	55	1
Morgan Stanley	01/08/25	MXN	1,870	USD	91	1
Morgan Stanley	01/08/25	MXN	77,911	USD	3,741	(3)
Morgan Stanley	01/14/25	JPY	682,650	USD	4,661	311
Morgan Stanley	01/15/25	CHF	69	USD	80	4
Morgan Stanley	01/15/25	USD	182	JPY	26,733	(12)
Morgan Stanley	01/15/25	USD	562	ZAR	10,335	(15)
Morgan Stanley	01/15/25	ZAR	20,835	USD	1,185	82
Morgan Stanley	01/15/25	MXN	53,417	USD	2,710	148
Morgan Stanley	01/15/25	CNY	96,327	USD	13,809	551
Morgan Stanley	05/12/25	HKD	4,185	USD	540	—
NatWest Markets, Inc.	01/15/25	CAD	438	USD	310	5

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Nomura Securities	01/15/25	USD	259	GBP	200	$(9)
Nomura Securities	01/15/25	USD	542	EUR	500	(24)
RBC	01/07/25	USD	67	JPY	10,600	—
RBC	01/07/25	JPY	10,600	USD	69	2
RBC	01/08/25	USD	21	CZK	500	—
RBC	01/08/25	USD	35	PLN	140	(1)
RBC	01/08/25	USD	35	CAD	50	(1)
RBC	01/08/25	CAD	50	USD	35	—
RBC	01/08/25	EUR	65	USD	68	1
RBC	01/08/25	USD	68	GBP	54	(1)
RBC	01/08/25	GBP	81	USD	103	2
RBC	01/08/25	NZD	120	USD	68	—
RBC	01/08/25	USD	138	AUD	215	(5)
RBC	01/08/25	USD	241	EUR	230	(3)
RBC	01/08/25	USD	244	NZD	420	(9)
RBC	01/08/25	AUD	285	USD	181	5
RBC	01/08/25	USD	305	CHF	270	(7)
RBC	01/08/25	USD	434	JPY	65,469	(17)
RBC	01/08/25	MXN	620	USD	31	1
RBC	01/08/25	CHF	645	USD	733	20
RBC	01/08/25	JPY	15,600	USD	103	4
RBS	01/08/25	EUR	1,916	USD	2,015	31
Santander	02/04/25	BRL	1,826	USD	303	9
SCB Securities	01/08/25	RON	175	USD	37	—
SCB Securities	01/08/25	MYR	4,551	USD	1,021	3
SCB Securities	01/08/25	CNY	151,046	USD	20,838	113
SCB Securities	04/16/25	USD	327	HKD	2,535	—
SCB Securities	04/17/25	USD	326	HKD	2,530	—
SCB Securities	05/12/25	USD	1,082	HKD	8,390	—
SCB Securities	06/18/25	HKD	2,635	USD	340	—
Societe Generale	01/07/25	JPY	16,000	USD	105	3
Societe Generale	01/08/25	EUR	33	USD	34	—
Societe Generale	01/08/25	USD	35	EUR	33	—
Societe Generale	01/08/25	RON	95	USD	20	—
Societe Generale	01/08/25	USD	104	JPY	16,200	—
Standard Chartered	01/15/25	USD	73	CLP	69,843	(3)
Standard Chartered	01/15/25	USD	786	MXN	15,950	(21)
Standard Chartered	01/15/25	USD	1,275	CNY	9,000	(36)
State Street	01/08/25	USD	71	AUD	110	(3)
State Street	01/08/25	USD	88	ZAR	1,620	(2)
State Street	01/08/25	GBP	92	USD	117	2
State Street	01/08/25	AUD	160	USD	101	2
State Street	01/08/25	USD	173	NZD	297	(7)
State Street	01/08/25	USD	296	JPY	44,300	(14)
State Street	01/08/25	USD	345	GBP	276	1
State Street	01/08/25	EUR	969	USD	1,022	19
State Street	01/14/25	JPY	67,463	EUR	410	(5)
State Street	01/15/25	ZAR	879	USD	50	3
State Street	01/15/25	GBP	1,200	USD	1,500	(3)
State Street	01/15/25	EUR	3,770	USD	4,176	270

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	01/30/25	CAD	3,874	USD	2,788	$92
TD Securities	01/08/25	USD	34	NOK	380	(1)
TD Securities	01/08/25	AUD	55	USD	35	1
TD Securities	01/08/25	NZD	60	USD	35	2
TD Securities	01/08/25	USD	70	CAD	100	(1)
TD Securities	01/08/25	GBP	109	USD	138	2
TD Securities	01/08/25	CAD	150	USD	104	—
TD Securities	01/08/25	USD	154	NZD	270	(3)
TD Securities	01/08/25	USD	162	AUD	255	(4)
TD Securities	01/08/25	USD	171	CHF	150	(5)
TD Securities	01/08/25	USD	1,451	JPY	222,000	(37)
TD Securities	01/08/25	JPY	15,800	USD	104	3
TD Securities	01/15/25	USD	5	CHF	4	—
TD Securities	01/15/25	USD	63	JPY	9,250	(4)
TD Securities	01/15/25	GBP	87	USD	110	1
TD Securities	01/15/25	CNH	3,128	USD	432	6
TD Securities	01/15/25	ZAR	3,847	USD	218	14
TD Securities	02/04/25	USD	447	BRL	2,585	(31)
UBS	01/08/25	USD	18	RON	87	—
UBS	01/08/25	USD	21	HUF	8,100	—
UBS	01/08/25	USD	35	AUD	55	(1)
UBS	01/08/25	USD	42	CZK	1,000	(1)
UBS	01/08/25	USD	51	GBP	41	—
UBS	01/08/25	USD	69	SEK	750	(1)
UBS	01/08/25	USD	121	SGD	163	(2)
UBS	01/08/25	USD	148	CNY	1,078	—
UBS	01/08/25	MXN	956	USD	47	1
UBS	01/08/25	PLN	2,223	USD	542	3
UBS	01/08/25	THB	1,130	USD	33	—
UBS	01/08/25	THB	1,170	USD	34	—
UBS	01/08/25	NOK	2,708	USD	244	5
UBS	01/08/25	CZK	11,211	USD	467	6
UBS	01/08/25	EUR	34,307	USD	36,066	535
UBS	01/15/25	EUR	70	JPY	11,530	1
UBS	01/15/25	USD	152	CAD	210	(6)
UBS	01/15/25	EUR	1,920	CHF	1,785	(15)
UBS	01/15/25	EUR	2,890	USD	3,155	160
UBS	01/15/25	CHF	3,562	EUR	3,850	51
UBS	01/15/25	CAD	8,184	USD	6,038	344
UBS	01/15/25	ZAR	11,905	USD	670	40
UBS	01/15/25	KRW	1,409,680	USD	1,040	83
UBS	05/12/25	HKD	4,205	USD	542	—
Wells Fargo	01/15/25	USD	130	NOK	1,427	(4)
Wells Fargo	01/15/25	EUR	174	USD	190	10
Wells Fargo	01/15/25	USD	710	GBP	547	(25)
Wells Fargo	01/15/25	USD	1,143	EUR	1,100	(3)
Wells Fargo	01/15/25	JPY	50,273	USD	330	9
Wells Fargo	01/15/25	COP	1,082,229	USD	248	2
Westpac Banking	01/08/25	USD	68	AUD	105	(3)
Westpac Banking	01/08/25	USD	175	NZD	298	(8)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Westpac Banking	01/08/25	AUD	320	USD	205	$7
Westpac Banking	01/08/25	USD	446	EUR	426	(5)
Westpac Banking	01/08/25	EUR	526	USD	552	7
						$10,595

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
15.38%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	13,012	$20	$–	$20
13.855%	1-DAY BRL - CETIP	Annually	01/02/2026	BRL	8,488	19	–	19
14.015%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	8,371	46	–	46
14.06%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	9,925	53	–	53
14.2575%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	8,371	46	–	46
14.765%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	9,321	31	–	31
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	13	–	13
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	350	–	350
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	85,000	301	–	301
China 7-Day Reverse Repo Rate	1.376% FIXED	Quarterly	12/24/2029	CNY	43,220	(5)	–	(5)
1.94858%	EUR-EuroSTR-OIS Compound	Annually	02/15/2034	EUR	7,800	154	–	154
1.96425%	EUR-EuroSTR-OIS Compound	Annually	02/15/2034	EUR	3,900	72	–	72
1.94557%	EUR-EuroSTR-OIS Compound	Annually	02/15/2034	EUR	3,900	78	–	78
7.4235%	3-MONTH ZAR - JIBAR	Quarterly	12/18/2026	ZAR	86,100	(4)	–	(4)
KRW 3 MONTH CDC	2.7895%	Quarterly	11/27/2029	KRW	844,300	2	–	2
6-MONTH PRIBOR	3.3936%	Semi-Annually	12/18/2029	CZK	22,081	(11)	–	(11)
6-MONTH PRIBOR	3.4965%	Semi-Annually	12/18/2029	CZK	23,087	(7)	–	(7)
6-MONTH PRIBOR	3.445%	Semi-Annually	12/18/2029	CZK	23,032	(9)	–	(9)
6-MONTH PRIBOR	3.4815%	Semi-Annually	12/18/2029	CZK	34,900	(12)	–	(12)
1-DAY BRL - CETIP	11.605%	Annually	01/02/2026	BRL	8,488	19	–	19
1-DAY BRL - CETIP	11.4003%	Annually	01/04/2027	BRL	49,000	(648)	–	(648)
6.92%	3-MONTH ZAR - JIBAR	Quarterly	12/18/2026	ZAR	50,644	22	–	22
7.0165%	3-MONTH ZAR - JIBAR	Quarterly	12/18/2026	ZAR	39,356	14	–	14
6-MONTH NOK - LIBOR	3.498%	Semi-Annually	08/23/2029	NOK	54,000	(125)	–	(125)
2.115%	3-MONTH SEK - STIBOR	Annually	08/23/2029	SEK	35,000	52	–	52
3.364%	USD-SOFR-COMPOUND	Annually	08/20/2054	USD	2,840	281	–	281
						$752	$–	$752

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	$3,863	$(86)	$(83)	$(3)
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	1,111	(25)	(24)	(1)
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	7,726	(172)	(165)	(7)
CDX IG S43 DEC-29	Buy	1.00%	Quarterly	12/20/2029	6,600	(148)	(144)	(4)
ITRAXX MAIN S42 DEC	Buy	1.00%	Quarterly	12/20/2029	11,500	(236)	(243)	7
ITRAXX MAIN S42 DEC	Buy	1.00%	Quarterly	12/20/2029	8,500	(174)	(188)	14
ITRAXX XOVER S42 DE	Buy	5.00%	Quarterly	12/20/2029	750	(61)	(67)	6
ITRAXX XOVER S42 DE	Buy	5.00%	Quarterly	12/20/2029	3,100	(252)	(275)	23
ITRAXX XOVER S42 DE	Buy	5.00%	Quarterly	12/20/2029	1,540	(125)	(136)	11
						$(1,279)	$(1,325)	$46

Percentages are based on Net Assets of $356,851 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $42,796 ($ Thousands), representing 12.0% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Zero coupon security.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Perpetual security with no stated maturity date.
(G)	No interest rate available.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

International Fixed Income Fund (Concluded)

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 90.3%
Albania — 0.1%
Albania Government International Bond
3.500%, 11/23/2031	EUR	650	$632

Angola — 0.7%
Angolan Government International Bond
9.375%, 05/08/2048		$1,150	943
8.750%, 04/14/2032		831	734
8.250%, 05/09/2028		535	503
Angolan Government International Bond MTN
8.000%, 11/26/2029		2,435	2,177
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		1,771	1,678
			6,035

Argentina — 2.1%
Argentine Republic Government International Bond
5.000%, 01/09/2038(A)		2,250	1,573
4.250%, 01/09/2038(A)	EUR	340	227
4.125%, 07/09/2035(A)		$1,176	780
4.125%, 07/09/2046(A)		3,780	2,508
3.875%, 07/09/2035(A)	EUR	2,900	1,833
3.500%, 07/09/2041(A)		$5,149	3,214
1.000%, 07/09/2029		1,368	1,110
0.750%, 07/09/2030(A)		5,667	4,368
0.500%, 07/09/2029	EUR	13	10
0.125%, 07/09/2030		521	399
Pampa Energia
7.875%, 12/16/2034(B)		$223	221
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(A)		3,472	2,311
Provincia de Cordoba
6.875%, 12/10/2025(A)(B)		180	177
			18,731

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		200	175
3.600%, 02/02/2031		1,302	1,071
			1,246

Azerbaijan — 0.4%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		964	816
Southern Gas Corridor CJSC
6.875%, 03/24/2026		1,295	1,313
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,100	1,136
			3,265

Bahamas — 0.7%
Bahamas Government International Bond
9.000%, 06/16/2029		1,000	1,037

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.950%, 10/15/2032		$3,297	$3,402
6.000%, 11/21/2028		1,995	1,898
			6,337

Bahrain — 1.0%
Bahrain Government International Bond
6.750%, 09/20/2029		810	821
6.000%, 09/19/2044		530	441
5.450%, 09/16/2032		977	895
Bahrain Government International Bond MTN
6.250%, 01/25/2051		3,950	3,297
4.250%, 01/25/2028		710	668
Bapco Energies BSCC
8.375%, 11/07/2028(B)		360	385
8.375%, 11/07/2028		200	214
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		2,311	2,197
			8,918

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		800	782

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038(B)		200	189
6.875%, 01/19/2052	EUR	458	398
4.950%, 01/22/2035		489	428
4.875%, 01/19/2032		102	95
			1,110

Bermuda — 0.1%
Bermuda Government International Bond
4.750%, 02/15/2029		$654	638
2.375%, 08/20/2030		221	187
			825

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,002	610

Brazil — 3.5%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		210	211
Brazil Letras do Tesouro Nacional
0.000%, 01/01/2026(C)	BRL	28,000	3,923
0.000%, 07/01/2026(C)		3,000	390
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$436	432
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	364	230
6.000%, 05/15/2045		103	63
6.000%, 08/15/2050		519	310
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		25,862	3,799

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
10.000%, 01/01/2029	BRL	36,851	$5,013
10.000%, 01/01/2031		16,636	2,145
10.000%, 01/01/2033		33,859	4,211
10.000%, 01/01/2035		973	1,181
Brazilian Government International Bond
7.125%, 05/13/2054		$2,688	2,485
6.250%, 03/18/2031		566	552
6.125%, 01/22/2032		323	309
6.000%, 10/20/2033		427	398
5.625%, 02/21/2047		267	209
4.750%, 01/14/2050		505	344
3.875%, 06/12/2030		883	776
Centrais Eletricas Brasileiras
4.625%, 02/04/2030(B)		226	204
CSN Resources
8.875%, 12/05/2030(B)		407	405
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031(B)		831	690
7.250%, 06/30/2031		328	272
MV24 Capital BV
6.748%, 06/01/2034		1,440	1,362
Oceanica Lux
13.000%, 10/02/2029(B)		295	282
Petrobras Global Finance BV
6.000%, 01/13/2035		812	748
Yinson Boronia Production BV
8.947%, 07/31/2042		650	679
			31,623

Bulgaria — 0.0%
Bulgaria Government International Bond
5.000%, 03/05/2037		338	317

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 07/31/2031		200	189
5.950%, 07/07/2032	EUR	1,430	1,193
			1,382

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		$250	256

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028(D)(E)	JPY	142,961	856

Chile — 1.3%
Banco del Estado de Chile
7.950%, H15T5Y + 3.228% (B)(D)(F)		$200	205
Bonos de la Tesoreria de la Republica en pesos (B)
6.000%, 04/01/2033	CLP	610,000	617
4.700%, 09/01/2030		820,000	779

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035(B)		$400	$389
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		700	706
Chile Government International Bond
4.950%, 01/05/2036		2,280	2,157
4.850%, 01/22/2029		394	390
3.500%, 01/25/2050		475	327
3.250%, 09/21/2071		379	223
3.100%, 05/07/2041		900	642
Corp Nacional del Cobre de Chile
6.440%, 01/26/2036(B)		402	409
6.300%, 09/08/2053(B)		206	201
5.950%, 01/08/2034		1,990	1,973
3.750%, 01/15/2031(B)		234	209
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	229
3.068%, 08/18/2050		250	150
Empresa Nacional del Petroleo
6.150%, 05/10/2033		1,050	1,058
6.150%, 05/10/2033(B)		200	202
5.950%, 07/30/2034(B)		257	256
Nacional del Cobre de Chile
5.950%, 01/08/2034(B)		364	361
			11,483

China — 0.4%
China Government International Bond
4.125%, 11/20/2027(B)		2,568	2,578
0.550%, 10/21/2025		626	607
Shimao Group Holdings
5.600%, 07/15/2026(G)		1,949	129
5.200%, 01/30/2025(G)		1,406	92
			3,406

Colombia — 4.8%
AL Candelaria -spain
5.750%, 06/15/2033		1,180	959
Colombia Government International Bond
9.850% 06/28/2027	COP	5,060,000	1,119
8.750%, 11/14/2053		$3,503	3,538
8.000%, 04/20/2033		576	589
7.750%, 11/07/2036		615	601
7.500%, 02/02/2034		1,242	1,222
6.125%, 01/18/2041		1,416	1,156
5.625%, 02/26/2044		2,032	1,494
5.000%, 06/15/2045		4,333	2,920
4.125%, 02/22/2042		2,456	1,547
Colombian TES
13.250%, 02/09/2033	COP	5,938,000	1,451
9.250%, 05/28/2042		21,352,600	3,720
7.750% 09/18/2030		8,036,600	1,579
7.500% 08/26/2026		6,618,600	1,459
7.250%, 10/18/2034		23,917,900	3,999

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.250%, 10/26/2050	COP	9,306,700	$1,247
7.000%, 03/26/2031		9,475,500	1,746
7.000%, 03/26/2031		1,211,900	225
7.000%, 06/30/2032		12,266,900	2,162
6.250%, 07/09/2036		16,107,700	2,341
6.000% 04/28/2028		14,268,300	2,843
5.750%, 11/03/2027		8,727,500	1,777
Ecopetrol
8.875%, 01/13/2033		$357	363
8.375%, 01/19/2036		170	164
7.750%, 02/01/2032		1,359	1,319
5.875%, 11/02/2051		800	537
EnfraGen Energia Sur
5.375%, 12/30/2030		400	341
Grupo Aval
4.375%, 02/04/2030(B)		600	528
PA Autopista Rio Magdalena
6.050%, 06/15/2036	COP	2,298,921	441
			43,387

Costa Rica — 0.6%
Costa Rica Government International Bond
7.300%, 11/13/2054(B)		$1,607	1,664
7.158%, 03/12/2045		1,600	1,645
6.550%, 04/03/2034		1,821	1,849
			5,158

Cote d'Ivoire — 0.5%
Ivory Coast Government International Bond
8.250%, 01/30/2037(B)		816	792
8.250%, 01/30/2037		538	523
6.875%, 10/17/2040	EUR	3,789	3,394
			4,709

Czechia — 1.1%
Czech Republic Government Bond
5.750%, 03/29/2029	CZK	44,770	1,980
4.900%, 04/14/2034		75,000	3,256
2.750%, 07/23/2029		14,800	581
2.000%, 10/13/2033		26,260	911
1.950%, 07/30/2037		5,510	174
1.500%, 04/24/2040		6,150	172
1.200%, 03/13/2031		37,500	1,311
0.950%, 05/15/2030		2,920	103
0.250%, 02/10/2027		11,940	457
0.050%, 11/29/2029		18,530	634
			9,579

Dominican Republic — 2.3%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025	DOP	93,230	1,528
13.000%, 12/05/2025(B)		236,870	3,930
10.500%, 01/17/2025		126,870	2,078
Dominican Republic International Bond
10.750%, 06/01/2036(B)		86,500	1,528
10.750%, 06/01/2036		20,800	368

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.050%, 02/03/2031		$3,958	$4,053
6.600%, 06/01/2036		178	176
6.000%, 02/22/2033		457	439
5.875%, 01/30/2060		1,800	1,521
5.500%, 02/22/2029		896	866
5.300%, 01/21/2041		4,900	4,158
			20,645

Ecuador — 1.2%
Ecuador Government International Bond
6.900%, 07/31/2030(A)		5,635	3,917
5.500%, 07/31/2035(A)(B)		2,342	1,327
5.500%, 07/31/2035(A)		5,363	3,038
5.000%, 07/31/2040(A)		1,221	624
5.000%, 07/31/2040(A)(B)		1,165	595
0.000%, 07/31/2030(C)		2,290	1,249
0.000%, 07/31/2030(B)(C)		112	61
			10,811

Egypt — 2.0%
Egypt Government Bond
25.318%, 08/13/2027	EGP	196,529	3,816
14.664%, 10/06/2030		4,750	63
Egypt Government International Bond
8.875%, 05/29/2050		$2,500	1,996
8.700%, 03/01/2049		3,200	2,514
8.700%, 03/01/2049(B)		389	305
8.500%, 01/31/2047		4,849	3,762
7.500%, 01/31/2027		1,023	1,008
5.800%, 09/30/2027		504	471
Egypt Government International Bond MTN
6.375%, 04/11/2031	EUR	1,720	1,567
5.625%, 04/16/2030		432	390
Egypt Treasury Bills
0.000%, 03/04/2025(H)	EGP	6,675	126
0.000%, 03/18/2025(H)		76,500	1,425
Egyptian Financial for Sovereign Taskeek
10.875%, 02/28/2026		$617	638
			18,081

El Salvador — 0.6%
El Salvador Government International Bond
9.650%, 11/21/2054(B)		150	158
9.500%, 07/15/2052		2,684	2,797
9.250%, 04/17/2030(B)		295	312
9.250%, 04/17/2030		150	158
7.650%, 06/15/2035		819	791
7.125%, 01/20/2050		1,882	1,584
			5,800

Ethiopia — 0.2%
Ethiopia International Bond
6.625%, 12/11/2024(G)		1,380	1,094
6.625%, 12/11/2024(B)(G)		393	312
			1,406

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Gabon — 0.2%
Gabon Government International Bond
7.000%, 11/24/2031		$1,497	$1,111
7.000%, 11/24/2031(B)		200	148
6.950%, 06/16/2025		760	734
			1,993

Ghana — 0.9%
Ghana Government International Bond
5.000%, 07/03/2029(A)(B)		2,896	2,497
5.000%, 07/03/2029(A)		194	167
5.000%, 07/03/2035(A)(B)		5,970	4,194
0.000%, 07/03/2026(B)(C)		405	378
0.000%, 07/03/2026(C)		192	178
0.000%, 01/03/2030(B)(C)		382	296
			7,710

Guatemala — 0.6%
Guatemala Government Bond
6.600%, 06/13/2036		3,106	3,069
6.550%, 02/06/2037		400	393
6.125%, 06/01/2050		1,615	1,432
6.050%, 08/06/2031		200	195
4.500%, 05/03/2026		750	735
			5,824

Honduras — 0.2%
Honduras Government International Bond
8.625%, 11/27/2034		217	216
8.625%, 11/27/2034(B)		200	199
6.250%, 01/19/2027		176	170
5.625%, 06/24/2030		931	830
			1,415

Hungary — 2.2%
Hungary Government Bond
6.750% 10/22/2028	HUF	1,175,520	2,990
4.750%, 11/24/2032		115,770	259
4.500%, 03/23/2028		396,290	943
4.500%, 05/27/2032		39,150	87
3.250%, 10/22/2031		243,940	513
3.000%, 08/21/2030		316,990	682
3.000%, 10/27/2038		624,920	1,032
3.000%, 04/25/2041		543,310	847
2.250%, 04/20/2033		69,860	128
2.000%, 05/23/2029		737,340	1,569
Hungary Government International Bond
6.125%, 05/22/2028(B)		$540	549
6.125%, 05/22/2028		2,451	2,492
5.500%, 03/26/2036(B)		688	644
5.500%, 03/26/2036		4,104	3,840
3.125%, 09/21/2051		2,386	1,396
2.125%, 09/22/2031		1,475	1,169

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
MVM Energetika Zrt
6.500%, 03/13/2031		$300	$302
			19,442

India — 0.3%
Adani Green Energy UP
6.700%, 03/12/2042		1,797	1,496
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		637	468
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	602
2.250%, 01/13/2031		615	518
Greenko Power II
4.300%, 12/13/2028		16	15
			3,099

Indonesia — 7.0%
Indonesia Asahan Aluminium
5.800%, 05/15/2050(B)		565	526
Indonesia Government International Bond
5.650%, 01/11/2053		2,663	2,630
4.850%, 01/11/2033		1,100	1,061
4.550%, 01/11/2028		1,745	1,717
4.400%, 03/10/2029		544	530
3.650%, 09/10/2032	EUR	327	338
3.550%, 03/31/2032		$1,718	1,539
2.850%, 02/14/2030		1,618	1,449
Indonesia Treasury Bond
9.000% 03/15/2029	IDR	31,550,000	2,097
8.750% 05/15/2031		13,902,000	937
8.375% 03/15/2034		19,797,000	1,335
8.375%, 04/15/2039		17,819,000	1,227
8.250%, 05/15/2029		32,931,000	2,136
8.250% 06/15/2032		11,041,000	731
8.250% 05/15/2036		25,814,000	1,743
7.500%, 08/15/2032		14,342,000	912
7.500%, 06/15/2035		4,762,000	304
7.500%, 05/15/2038		4,149,000	265
7.500%, 04/15/2040		26,006,000	1,671
7.125%, 06/15/2038		76,346,000	4,746
7.125%, 06/15/2042		5,650,000	350
7.125%, 06/15/2043		75,248,000	4,676
7.000%, 09/15/2030		27,714,000	1,717
7.000%, 02/15/2033		46,338,000	2,868
6.875%, 04/15/2029		49,789,000	3,076
6.875%, 08/15/2051		27,747,000	1,670
6.750%, 07/15/2035		149,621,000	9,133
6.625%, 02/15/2034		26,328,000	1,591
6.500%, 06/15/2025		8,211,000	509
6.500%, 02/15/2031		43,565,000	2,631
6.375%, 08/15/2028		37,513,000	2,283
6.375%, 04/15/2032		19,766,000	1,180
6.375%, 07/15/2037		1,500,000	88
5.500%, 04/15/2026		986,000	60

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.125%, 04/15/2027	IDR	18,428,000	$1,098
Minejesa Capital BV
5.625%, 08/10/2037		$1,495	1,390
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		740	719
6.150%, 05/21/2048(B)		457	444
			63,377

Iraq — 0.4%
Iraq International Bond
5.800%, 01/15/2028		3,570	3,474

Israel — 0.4%
Israel Electric
8.100%, 12/15/2096		1,400	1,577
Israel Government International Bond
5.750%, 03/12/2054		262	240
5.500%, 03/12/2034		641	625
4.500%, 04/03/2120		800	557
Leviathan Bond
6.750%, 06/30/2030(B)		394	373
State of Israel
3.800%, 05/13/2060		450	291
			3,663

Jamaica — 0.4%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	303,500	2,047
Kingston Airport Revenue Finance
6.750%, 12/15/2036(B)		$745	748
TransJamaican Highway Ltd
5.750%, 10/10/2036	JMD	432	404
			3,199

Jordan — 0.5%
Jordan Government International Bond
7.500%, 01/13/2029(B)		$1,021	1,015
7.500%, 01/13/2029		567	564
7.375%, 10/10/2047		3,150	2,785
			4,364

Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC (B)
5.500%, 04/15/2027		398	400
5.250%, 10/23/2029		423	421
KazMunayGas National JSC
6.375%, 10/24/2048		600	557
6.375%, 10/24/2048(B)		520	483
5.750%, 04/19/2047		521	450
5.750%, 04/19/2047(B)		137	118
KazMunayGas National JSC MTN
5.375%, 04/24/2030		200	194
QazaqGaz NC JSC
4.375%, 09/26/2027		726	693

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Tengizchevroil Finance International
3.250%, 08/15/2030(B)		$450	$382
			3,698

Kenya — 0.4%
Republic of Kenya Government International Bond
9.750%, 02/16/2031(B)		1,484	1,465
9.750%, 02/16/2031		326	322
8.250%, 02/28/2048		2,501	2,057
			3,844

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		600	585
5.125%, 07/30/2034(B)		306	298
			883

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034(G)		4,412	565
Lebanon Government International Bond MTN
8.250%, 04/12/2049(G)		4,494	576
7.000%, 03/20/2028(G)		164	21
6.400%, 05/26/2023(G)		2,649	339
6.375%, 12/31/2023(G)		2,239	283
6.150%, 12/31/2023(G)		2,616	335
6.100%, 10/04/2022(G)		3,511	450
5.800%, 04/14/2023(G)		2,787	357
			2,926

Malaysia — 5.3%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		149	148
Malaysia Government Bond
5.248% 09/15/2028	MYR	2,667	630
4.893%, 06/08/2038		21,075	5,155
4.762%, 04/07/2037		1,000	241
4.696%, 10/15/2042		3,303	797
4.642%, 11/07/2033		11,110	2,631
4.504%, 04/30/2029		4,500	1,041
4.498% 04/15/2030		9,992	2,320
4.457%, 03/31/2053		1,997	466
4.065%, 06/15/2050		10,317	2,272
4.054%, 04/18/2039		4,639	1,046
3.955% 09/15/2025		9,860	2,215
3.906%, 07/15/2026		8,680	1,956
3.900%, 11/30/2026		3,285	741
3.885%, 08/15/2029		12,349	2,790
3.882%, 03/14/2025		29,599	6,627
3.828%, 07/05/2034		16,001	3,576
3.757%, 05/22/2040		8,460	1,838
3.733%, 06/15/2028		12,381	2,780
3.582%, 07/15/2032		5,197	1,144
3.502% 05/31/2027		4,963	1,110

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.632%, 04/15/2031	MYR	9,526	$1,994
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	276
4.119%, 11/30/2034		1,248	285
Petronas Capital MTN
3.404%, 04/28/2061		$3,171	2,087
2.480%, 01/28/2032		2,066	1,727
			47,893

Mexico — 6.3%
Cemex (F)
9.125%, H15T5Y + 5.157% (B)(D)		326	336
9.125%, H15T5Y + 5.157% (D)		250	258
Comision Federal de Electricidad (B)
6.450%, 01/24/2035		274	259
3.348%, 02/09/2031		391	324
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041(B)		300	294
Gruma (B)
5.761%, 12/09/2054		350	331
5.390%, 12/09/2034		519	504
Mexican Bonos
8.500%, 03/01/2029	MXN	7,368	337
8.000%, 05/24/2035		10,700	435
8.000%, 11/07/2047		48,149	1,776
8.000%, 07/31/2053		44,710	1,620
7.750% 11/23/2034		52,326	2,105
7.750% 11/13/2042		205,300	7,564
7.500% 06/03/2027		109,276	4,996
7.500%, 05/26/2033		28,772	1,173
7.000%, 09/03/2026		5,728	264
5.750%, 03/05/2026		27,361	1,257
Mexican Bonos, Ser M20
7.750% 05/29/2031		169,731	7,283
Mexican Bonos, Ser M30
8.500% 11/18/2038		59,507	2,438
Mexico City Airport Trust
5.500%, 07/31/2047(B)		$505	406
Mexico Government International Bond
4.600%, 01/23/2046		1,299	939
Mexico Government International Bond MTN
5.750%, 10/12/2110		416	319
5.625%, 03/19/2114	GBP	5,800	5,120
Petroleos Mexicanos
7.690%, 01/23/2050		$7,327	5,528
6.625%, 06/15/2035		1,550	1,221
6.375%, 01/23/2045		2,612	1,748
6.350%, 02/12/2048		208	136
Petroleos Mexicanos MTN
6.750%, 09/21/2047		6,970	4,792

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poinsettia Finance
6.625%, 06/17/2031		$3,322	$2,952
			56,715

Mongolia — 0.2%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		700	726
Mongolia Government International Bond
8.650%, 01/19/2028(B)		1,099	1,154
8.650%, 01/19/2028		208	219
7.875%, 06/05/2029(B)		131	137
			2,236

Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	307

Morocco — 0.3%
Morocco Government International Bond
6.500%, 09/08/2033		540	557
4.000%, 12/15/2050		400	271
3.000%, 12/15/2032		315	257
OCP SA
7.500%, 05/02/2054(B)		1,254	1,271
			2,356

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(A)		1,073	841

Nigeria — 1.7%
Nigeria Government International Bond
10.375%, 12/09/2034(B)		3,057	3,121
10.375%, 12/09/2034		213	217
9.625%, 06/09/2031(B)		377	376
9.625%, 06/09/2031		200	200
8.747%, 01/21/2031		856	823
7.875%, 02/16/2032		623	560
7.696%, 02/23/2038		827	673
7.625%, 11/21/2025		1,170	1,164
Nigeria Government International Bond MTN
8.250%, 09/28/2051		900	717
7.375%, 09/28/2033		2,791	2,383
Nigeria OMO Bill
0.000%, 05/20/2025(H)	NGN	4,909,447	2,896
0.000%, 05/27/2025(H)		1,794,709	1,054
Nigeria Treasury Bill
0.000%, 03/06/2025(H)		291,180	181
0.000%, 03/27/2025(H)		1,350,135	826
			15,191

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
North Macedonia — 0.3%
North Macedonia Government International Bond
3.675%, 06/03/2026	EUR	1,700	$1,736
1.625%, 03/10/2028		1,250	1,169
			2,905

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031(B)		$978	981
Mazoon Assets SAOC
5.250%, 10/09/2031(B)		785	770
Oman Government International Bond
7.000%, 01/25/2051		1,089	1,142
6.750%, 10/28/2027		2,300	2,375
6.750%, 01/17/2048		4,714	4,773
			10,041

Pakistan — 0.3%
Pakistan Government International Bond
6.875%, 12/05/2027		1,408	1,268
Pakistan Government International Bond MTN
8.875%, 04/08/2051		1,300	1,009
6.000%, 04/08/2026		643	605
			2,882

Panama — 1.1%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061(B)		311	225
Banco Nacional de Panama
2.500%, 08/11/2030(B)		228	181
Panama Government International Bond
9.375%, 04/01/2029		350	385
8.125%, 04/28/2034		478	506
8.000%, 03/01/2038		409	410
7.500%, 03/01/2031		213	216
6.400%, 02/14/2035		702	637
4.500%, 04/16/2050		4,558	2,809
4.500%, 04/01/2056		3,502	2,059
4.500%, 01/19/2063		877	513
2.252%, 09/29/2032		2,173	1,517
			9,458

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		282	278

Paraguay — 0.6%
Paraguay Government International Bond
7.900%, 02/09/2031(B)	PYG	13,601,000	1,760
7.900%, 02/09/2031		11,374,000	1,472
5.850%, 08/21/2033(B)		$255	250
5.600%, 03/13/2048		413	360
5.400%, 03/30/2050		571	483

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.950%, 04/28/2031		$1,070	$1,024
3.849%, 06/28/2033		270	233
			5,582

Peru — 3.1%
Atlantica Transmision Sur
6.875%, 04/30/2043(B)		247	264
Peru Government Bond
7.600%, 08/12/2039(B)	PEN	4,805	1,342
7.300%, 08/12/2033(B)		6,404	1,794
6.150%, 08/12/2032		16,000	4,222
5.400%, 08/12/2034		35,545	8,629
5.350%, 08/12/2040		708	158
Peruvian Government International Bond
7.600%, 08/12/2039(B)		1,000	276
6.900%, 08/12/2037		1,055	279
6.850%, 02/12/2042		613	161
5.940%, 02/12/2029		5,394	1,478
5.875%, 08/08/2054		$868	827
5.375%, 02/08/2035		934	897
3.600%, 01/15/2072		1,200	730
2.783%, 01/23/2031		1,069	911
1.950%, 11/17/2036	EUR	1,000	825
Petroleos del Peru
5.625%, 06/19/2047		$7,087	4,514
5.625%, 06/19/2047(B)		720	458
4.750%, 06/19/2032(B)		613	461
			28,226

Philippines — 1.2%
Philippine Government Bond
6.250%, 01/25/2034	PHP	214,480	3,696
Philippine Government International Bond
5.170%, 10/13/2027		$1,970	1,981
2.950%, 05/05/2045		400	268
2.650%, 12/10/2045		1,148	728
1.950%, 01/06/2032		4,367	3,516
1.750%, 04/28/2041	EUR	302	226
			10,415

Poland — 3.2%
Bank Gospodarstwa Krajowego
6.250%, 07/09/2054(B)		$598	586
6.250%, 07/09/2054		396	388
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		209	204
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	40,886	10,562
2.750%, 04/25/2028		156	35
2.750%, 10/25/2029		239	51
1.750%, 04/25/2032		27,833	5,174
1.250%, 10/25/2030		6,742	1,290
Republic of Poland Government International Bond
5.750%, 11/16/2032		$1,500	1,530

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.500%, 04/04/2053		$100	$92
5.500%, 03/18/2054		3,780	3,478
5.125%, 09/18/2034		5,332	5,136
4.625%, 03/18/2029		525	519
			29,045

Qatar — 0.7%
Ooredoo International Finance
4.625%, 10/10/2034(B)		747	714
Qatar Government International Bond
4.817%, 03/14/2049		487	440
4.500%, 04/23/2028		2,597	2,581
Qatar Government International Bond MTN (B)
4.750%, 05/29/2034		1,170	1,162
4.625%, 05/29/2029		835	834
QatarEnergy (B)
3.300%, 07/12/2051		234	160
3.125%, 07/12/2041		292	216
			6,107

Romania — 2.8%
Romania Government Bond
8.750%, 10/30/2028	RON	2,015	440
8.250%, 09/29/2032		3,930	861
8.000%, 04/29/2030		24,925	5,339
7.350%, 04/28/2031		1,155	240
7.100%, 07/31/2034		5,995	1,219
6.700%, 02/25/2032		2,930	588
6.300%, 04/25/2029		11,000	2,201
4.750%, 10/11/2034		7,995	1,369
Romanian Government International Bond
6.375%, 01/30/2034		$2,100	2,005
5.750%, 03/24/2035(B)		1,600	1,428
5.750%, 03/24/2035		190	170
4.000%, 02/14/2051		3,854	2,425
3.000%, 02/14/2031		2,038	1,647
Romanian Government International Bond MTN
7.625%, 01/17/2053		2,700	2,729
5.625%, 02/22/2036	EUR	200	198
3.750%, 02/07/2034		1,868	1,660
2.000%, 01/28/2032		640	524
			25,043

Russia — 0.0%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030 (G)		$–	–
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	20
6.800%, 11/22/2025(B)		150	8
			28

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		$380	$320

Saudi Arabia — 1.5%
Acwa Power Management And Investments One
5.950%, 12/15/2039		1,150	1,129
Saudi Arabian Oil MTN
5.875%, 07/17/2064(B)		2,324	2,167
Saudi Government International Bond MTN
5.750%, 01/16/2054		2,306	2,153
5.000%, 01/18/2053		1,500	1,268
4.750%, 01/16/2030(B)		4,475	4,393
4.625%, 10/04/2047		2,900	2,369
3.750%, 01/21/2055		450	299
			13,778

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,828	1,238
5.375%, 06/08/2037	EUR	420	307
			1,545

Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$401	394
6.000%, 06/12/2034(B)		2,195	2,159
Serbia International Bond MTN
2.050%, 09/23/2036	EUR	709	557
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	43,860	406
4.500%, 01/11/2026		15,250	135
4.500%, 08/20/2032		10,270	88
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029(B)		$200	200
			3,939

South Africa — 7.0%
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,000	1,486
Republic of South Africa Government Bond
10.875%, 03/31/2038		17,373	922
10.500% 12/21/2026		3,267	179
9.000%, 01/31/2040		168,162	7,586
8.875% 02/28/2035		82,372	3,971
8.750% 01/31/2044		189,269	8,134
8.750% 02/28/2048		156,957	6,685
8.500% 01/31/2037		124,297	5,587
8.250% 03/31/2032		90,023	4,416
8.000% 01/31/2030		135,100	6,856
7.000% 02/28/2031		9,330	439
6.500% 02/28/2041		43,142	1,525
6.250% 03/31/2036		76,572	2,924

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of South Africa Government International Bond
7.950%, 11/19/2054(B)		$2,617	$2,510
7.950%, 11/19/2054		263	252
7.300%, 04/20/2052		1,933	1,752
7.100%, 11/19/2036		365	356
5.750%, 09/30/2049		5,727	4,292
4.300%, 10/12/2028		1,847	1,728
Sasol Financing USA
6.500%, 09/27/2028		360	346
Transnet SOC
8.250%, 02/06/2028		750	764
8.250%, 02/06/2028(B)		517	527
			63,237

Sri Lanka — 1.0%
Sri Lanka Government International Bond
7.850%, 03/14/2029(G)		338	215
7.550%, 03/28/2030(G)		1,034	651
6.850%, 03/14/2024(G)		512	319
6.850%, 11/03/2025(G)		2,009	1,301
6.825%, 07/18/2026(B)(G)		909	579
6.825%, 07/18/2026(G)		500	319
6.750%, 04/18/2028(B)(G)		3,098	1,983
6.750%, 04/18/2028(G)		4,338	2,776
6.200%, 05/11/2027(G)		1,774	1,109
			9,252

Supra-National — 2.3%
Asian Development Bank MTN
13.000%, 03/07/2025	COP	1,989,000	453
12.750%, 03/03/2025		3,183,000	725
11.200%, 01/31/2025		1,764,000	400
10.100%, 01/23/2026		3,116,000	705
0.000%, 04/20/2043(C)	MXN	7,000	59
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	36,100	424
7.000%, 03/01/2029		240,800	2,794
6.650%, 06/30/2033		174,200	1,964
0.000%, 02/08/2038(C)	MXN	15,200	196
Banque Ouest Africaine de Developpement (B)
5.000%, 07/27/2027		$865	840
4.700%, 10/22/2031		233	210
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	263,000	3,083
7.000%, 08/08/2033		150,000	1,737
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		109,000	1,259
6.750%, 07/13/2029		182,600	2,092
6.500%, 04/17/2030		90,700	1,027

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
International Finance Corp MTN
0.000%, 08/16/2028(C)	COP	16,480,000	$2,611
			20,579

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033		$1,423	1,274

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		300	294

Thailand — 1.8%
Thailand Government Bond
3.450%, 06/17/2043	THB	82,437	2,697
3.400% 06/17/2036		24,408	794
3.390%, 06/17/2037		22,914	740
3.350%, 06/17/2033		64,763	2,059
3.300%, 06/17/2038		69,684	2,230
2.800%, 06/17/2034		28,924	885
2.750%, 06/17/2052		1,861	54
2.650%, 06/17/2028		175,130	5,232
2.000%, 06/17/2042		44,962	1,200
			15,891

Trinidad & Tobago — 0.3%
Heritage Petroleum
9.000%, 08/12/2029		$1,300	1,361
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		700	706
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031(B)		765	745
5.950%, 01/14/2031		200	194
			3,006

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026(B)	EUR	600	593
6.375%, 07/15/2026		377	373
			966

Türkiye — 3.7%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029(B)		$2,668	2,846
8.509%, 01/14/2029		200	213
6.500%, 04/26/2030(B)		963	952
Istanbul Metropolitan Municipality
10.500%, 12/06/2028		221	239
Turkiye Government Bond
31.080%, 11/08/2028	TRY	150,307	4,198
27.700%, 09/27/2034		21,268	610
26.200%, 10/05/2033		318,466	8,633
17.800%, 07/13/2033		9,295	181
17.300%, 07/19/2028		39,408	792

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
12.600%, 10/01/2025	TRY	31,244	$740
Turkiye Government International Bond
9.375%, 03/14/2029		$308	340
7.625%, 05/15/2034		200	203
7.125%, 07/17/2032		1,241	1,230
6.500%, 01/03/2035		3,259	3,047
5.750%, 05/11/2047		8,085	6,013
Turkiye Ihracat Kredi Bankasi (B)
9.375%, 01/31/2026		367	381
7.500%, 02/06/2028		246	251
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028(B)		368	392
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030(B)		2,250	2,268
			33,529

Ukraine — 0.9%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(G)	EUR	437	348
NPC Ukrenergo
6.875%, 11/09/2026(B)(G)		$731	504
Ukraine Government International Bond
7.750%, 08/01/2041 (D)(G)		1,580	1,221
1.750%, 02/01/2029(A)		235	161
1.750%, 02/01/2034(A)		1,382	775
1.750%, 02/01/2034(A)(B)		50	28
1.750%, 02/01/2035(A)		1,797	988
1.750%, 02/01/2035(A)(B)		2,464	1,355
1.750%, 02/01/2036(A)		592	320
1.750%, 02/01/2036(A)(B)		50	27
0.000%, 02/01/2030(A)(E)		267	144
0.000%, 02/01/2034(A)(E)		1,615	666
0.000%, 02/01/2034(A)(B)(E)		34	14
0.000%, 02/01/2035(A)(E)		1,491	880
0.000%, 02/01/2035(A)(B)(E)		507	299
0.000%, 02/01/2036(A)(E)		705	412
0.000%, 02/01/2036(A)(B)(E)		24	14
			8,156

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		810	712
4.600%, 11/02/2047(B)		358	315
Abu Dhabi Developmental Holding Co PJSC
5.250%, 10/02/2054(B)		309	284
Abu Dhabi Government International Bond
5.500%, 04/30/2054(B)		775	761
5.500%, 04/30/2054		200	197
3.125%, 09/30/2049		2,568	1,706
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031		528	437
Abu Dhabi National Energy PJSC
4.750%, 03/09/2037(B)		516	483

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Adnoc Murban Rsc
5.125%, 09/11/2054(B)		$1,440	$1,300
4.500%, 09/11/2034		1,239	1,164
4.500%, 09/11/2034(B)		2,515	2,363
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		490	355
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		2,304	1,486
Galaxy Pipeline Assets Bidco (B)
2.940%, 09/30/2040		346	273
2.625%, 03/31/2036		370	301
Pearl Petroleum
13.000%, 05/15/2028(B)		700	728
			12,865

United States — 0.0%
JPMorgan Chase Bank MTN
7.000%, 09/18/2030(B)(D)	IDR	4,433,000	275

Uruguay — 0.7%
Oriental Republic of Uruguay
5.250%, 09/10/2060		$759	690
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	48,900	1,114
5.750%, 10/28/2034		$3,316	3,403
5.100%, 06/18/2050		201	184
4.375%, 01/23/2031		582	564
Uruguay Monetary Regulation Bill
0.000%, 01/29/2025(H)	UYU	11,600	264
			6,219

Uzbekistan — 0.5%
Jscb Agrobank
9.250%, 10/02/2029		$300	306
Navoi Mining & Metallurgical Combinat (B)
6.950%, 10/17/2031		263	260
6.700%, 10/17/2028		416	414
Republic of Uzbekistan Government International Bond
6.900%, 02/28/2032(B)		586	572
Republic of Uzbekistan International Bond
5.375%, 05/29/2027	EUR	680	708
Uzbek Industrial and Construction Bank ATB
8.950%, 07/24/2029		$600	612
Uzbekneftegaz JSC
4.750%, 11/16/2028		900	791
4.750%, 11/16/2028(B)		592	521
			4,184

Venezuela — 0.8%
La Electricidad de Caracas
8.500%, 12/31/2059(G)		679	41

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Petroleos de Venezuela
9.750%, 05/17/2035(G)		$2,300	$253
9.000%, 11/17/2021(G)		4,300	447
6.000%, 05/16/2024(G)		7,785	798
6.000%, 05/16/2025(G)		6,831	700
6.000%, 11/15/2026(G)		10,116	1,037
5.500%, 04/12/2037(G)		1,740	176
5.375%, 04/12/2027(G)		1,563	167
Venezuela Government International Bond
12.750%, 08/23/2022(G)		3,000	465
11.950%, 08/05/2031(G)		7,841	1,274
9.250%, 05/07/2028(G)		2,718	394
9.000%, 05/07/2024(G)		VE3,800	532
8.250%, 12/05/2024(G)		$3,074	423
7.750%, 10/13/2029(G)		6,781	846
			7,553

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(B)		896	861

Zambia — 0.6%
Zambia Government Bond
11.000%, 01/25/2026	ZMW	11,998	399
11.000%, 06/28/2026		49,223	1,616
Zambia Government International Bond
5.750%, 06/30/2033(A)		$1,538	1,347
0.500%, 12/31/2053		2,973	1,701
0.500%, 12/31/2053(B)		353	202
			5,265

Total Global Bonds
(Cost $847,729) ($ Thousands)			814,838

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bill
4.268%, 02/18/2025 (H)		10,950	10,890
4.248%, 01/21/2025 (H)		10,950	10,925
U.S. Treasury Note
4.455%, USBMMY3M + 0.205%, 10/31/2026 (D)		3,500	3,504
3.125%, 08/31/2029		3,500	3,315

Total U.S. Treasury Obligations
(Cost $28,587) ($ Thousands)			28,634

LOAN PARTICIPATION — 0.1%
Russia — 0.1%
SRBIJA
9.551%, 06/13/2029		1,000	1,033

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATION (continued)

Total Loan Participation
(Cost $1,081) ($ Thousands)		1,033

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $164) ($ Thousands)		$6

Total Investments in Securities — 93.6%
(Cost $877,561) ($ Thousands)		$844,511

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Short Contracts
Euro-Schatz	(8)	Mar-2025	$(894)	$(887)	$–
U.S. 2-Year Treasury Note	(22)	Mar-2025	(4,525)	(4,523)	2
U.S. 10-Year Treasury Note	(19)	Mar-2025	(2,077)	(2,066)	11
			$(7,496)	$(7,476)	$13

A list of the open forward foreign currency contracts held by the Fund at December 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/08/25	USD	5,935	RON	28,400	$(27)
Bank of America	01/13/25	PEN	15,200	USD	4,061	16
Bank of America	01/16/25	USD	5,133	MXN	103,800	(155)
Bank of America	01/21/25	USD	3,035	CZK	72,750	(40)
Barclays PLC	01/02/25	USD	1,505	CNY	10,815	(24)
Barclays PLC	01/03/25	EUR	1	USD	1	—
Barclays PLC	01/03/25	USD	1,319	COP	5,734,441	(17)
Barclays PLC	01/06/25	USD	1,504	CNY	10,803	(22)
Barclays PLC	01/09/25	USD	316	TRY	12,560	37
Barclays PLC	01/09/25	TRY	52,663	USD	1,335	(145)
Barclays PLC	01/13/25	USD	5,064	PLN	20,600	(79)
Barclays PLC	01/14/25	USD	3,030	EUR	2,900	(25)
Barclays PLC	01/14/25	COP	19,950,000	USD	4,550	29
Barclays PLC	01/15/25	USD	1,702	TRY	63,900	78
Barclays PLC	01/15/25	GBP	3,850	USD	5,031	210
Barclays PLC	01/15/25	TRY	22,900	USD	639	1
Barclays PLC	01/17/25	RON	5,583	EUR	1,117	(4)
Barclays PLC	02/04/25	USD	3,300	BRL	20,620	15
Barclays PLC	02/13/25	IDR	8,900,000	USD	542	(6)
Barclays PLC	03/06/25	USD	7,134	THB	242,500	10
Barclays PLC	03/06/25	THB	32,150	USD	932	(15)
Barclays PLC	03/24/25	TRY	65,602	USD	1,612	(111)
BMO Capital	01/14/25	USD	1,262	EUR	1,200	(18)
BNP Paribas	01/02/25	USD	109	THB	3,720	—
BNP Paribas	01/03/25	COP	5,734,441	USD	1,284	(17)
BNP Paribas	01/06/25	USD	656	CNY	4,774	(2)
BNP Paribas	01/06/25	USD	3,323	IDR	51,254,841	(141)
BNP Paribas	01/06/25	CNY	4,774	USD	657	2
BNP Paribas	01/06/25	IDR	15,547,991	USD	985	20
BNP Paribas	01/09/25	USD	3,645	THB	124,221	(1)
BNP Paribas	01/09/25	TRY	12,523	USD	294	(58)
BNP Paribas	01/09/25	THB	14,595	USD	433	5
BNP Paribas	01/17/25	EUR	6,037	RON	30,254	38
BNP Paribas	01/17/25	RON	25,148	EUR	5,037	(11)
BNP Paribas	01/22/25	TWD	49,162	USD	1,551	53
BNP Paribas	02/13/25	USD	1,986	CNY	14,427	8
BNP Paribas	02/14/25	USD	10	SGD	14	—
BNP Paribas	02/14/25	USD	1,859	MYR	8,198	(20)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	02/14/25	MYR	3,177	USD	719	$7
BNP Paribas	03/06/25	USD	2,858	MYR	12,608	(28)
BNP Paribas	03/06/25	MYR	8,198	USD	1,860	19
BNP Paribas	03/24/25	TRY	5,323	USD	137	(3)
BNP Paribas	05/27/25	TRY	64,563	USD	1,567	(37)
Brown Brothers Harriman	01/14/25	USD	1,560	EUR	1,500	(6)
Citigroup	01/02/25	USD	961	THB	30,764	(59)
Citigroup	01/02/25	CNY	10,815	USD	1,518	36
Citigroup	01/03/25	EUR	428	USD	452	9
Citigroup	01/03/25	USD	1,107	EUR	1,054	(15)
Citigroup	01/03/25	EUR	1,229	PLN	5,250	(2)
Citigroup	01/03/25	PLN	5,250	EUR	1,219	(9)
Citigroup	01/09/25	USD	582	THB	20,063	7
Citigroup	01/09/25	THB	79,902	USD	2,396	52
Citigroup	01/09/25	THB	21,585	USD	628	(6)
Citigroup	01/17/25	EUR	199	RON	999	2
Citigroup	01/17/25	EUR	1,275	USD	1,339	18
Citigroup	01/17/25	RON	2,428	EUR	485	(2)
Citigroup	01/21/25	ZAR	54,800	USD	3,022	123
Citigroup	02/10/25	USD	156	NGN	276,127	20
Citigroup	02/14/25	SGD	1,774	USD	1,331	28
Citigroup	02/14/25	USD	1,983	SGD	2,648	(39)
Citigroup	03/06/25	JPY	96,815	USD	636	15
Citigroup	05/20/25	USD	374	NGN	620,957	5
Deutsche Bank	01/06/25	USD	469	IDR	7,392,001	(10)
Deutsche Bank	01/06/25	IDR	3,110,164	USD	200	7
Deutsche Bank	01/14/25	USD	829	EUR	800	(1)
Deutsche Bank	01/14/25	EUR	900	USD	946	14
Deutsche Bank	01/14/25	JPY	45,000	USD	294	7
Deutsche Bank	01/15/25	GBP	800	USD	1,015	14
Deutsche Bank	01/22/25	USD	2,636	TWD	84,764	(54)
Deutsche Bank	01/22/25	TWD	49,161	USD	1,550	53
Deutsche Bank	02/04/25	USD	6,535	BRL	39,700	(151)
Deutsche Bank	02/04/25	BRL	7,080	USD	1,141	2
Deutsche Bank	03/04/25	USD	1,293	KZT	694,771	12
Deutsche Bank	03/19/25	USD	122	PEN	458	—
Deutsche Bank	03/19/25	USD	65	COP	291,513	—
Deutsche Bank	03/19/25	USD	255	COP	1,125,996	(1)
Deutsche Bank	03/19/25	USD	546	PLN	2,247	(3)
Deutsche Bank	03/19/25	USD	887	CZK	21,299	(9)
Deutsche Bank	03/19/25	USD	1,027	HUF	406,450	(7)
Deutsche Bank	03/19/25	USD	2,533	MXN	52,179	(55)
Deutsche Bank	03/19/25	USD	3,644	ZAR	68,612	(33)
Deutsche Bank	03/19/25	USD	3,854	EGP	204,108	54
Deutsche Bank	03/19/25	USD	4,344	THB	148,650	39
Deutsche Bank	03/19/25	USD	5,391	INR	459,979	(55)
Deutsche Bank	03/19/25	USD	5,490	TRY	210,597	51
Deutsche Bank	03/19/25	USD	5,670	CNY	41,147	15
Deutsche Bank	03/19/25	USD	6,014	EUR	5,707	(85)
Deutsche Bank	03/19/25	USD	548	IDR	8,934,008	1

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	03/19/25	USD	6,020	IDR	96,861,800	$(68)
Deutsche Bank	03/19/25	USD	6,610	RON	31,516	(78)
Deutsche Bank	03/19/25	EUR	7,262	USD	7,644	99
Deutsche Bank	03/19/25	USD	7,389	CLP	7,302,009	(45)
Deutsche Bank	03/19/25	TRY	15,942	USD	420	—
Deutsche Bank	03/19/25	PEN	18,569	USD	4,972	36
Deutsche Bank	03/19/25	PLN	30,343	USD	7,412	85
Deutsche Bank	03/19/25	RON	26,354	USD	5,530	68
Deutsche Bank	03/19/25	RON	11,040	USD	2,288	—
Deutsche Bank	03/19/25	MXN	39,000	USD	1,907	55
Deutsche Bank	03/19/25	CZK	106,348	USD	4,467	85
Deutsche Bank	03/19/25	THB	108,944	USD	3,200	(13)
Deutsche Bank	03/19/25	ZAR	213,225	USD	11,820	598
Deutsche Bank	03/19/25	PHP	222,718	USD	3,780	(31)
Deutsche Bank	03/19/25	HUF	1,719,519	USD	4,390	76
Deutsche Bank	03/19/25	HUF	39,935	USD	100	—
Deutsche Bank	03/19/25	COP	29,678,320	USD	6,781	109
Deutsche Bank	03/19/25	IDR	54,385,121	USD	3,341	(1)
Deutsche Bank	07/09/25	USD	262	CNY	1,896	1
Deutsche Bank	07/09/25	USD	3,920	CNY	28,312	(2)
Goldman Sachs	01/02/25	USD	822	THB	26,255	(51)
Goldman Sachs	01/03/25	USD	907	EUR	860	(17)
Goldman Sachs	01/06/25	IDR	2,044,707	USD	131	4
Goldman Sachs	01/09/25	USD	1,285	TRY	52,626	195
Goldman Sachs	01/13/25	CLP	255,900	USD	257	—
Goldman Sachs	02/13/25	CNY	4,809	USD	671	6
Goldman Sachs	03/24/25	USD	2,495	TRY	108,265	349
Goldman Sachs	03/24/25	TRY	11,018	USD	244	(46)
Goldman Sachs	05/27/25	USD	1,617	TRY	72,129	175
HSBC	01/13/25	USD	81	CLP	80,000	—
HSBC	01/13/25	TRY	44,100	USD	1,226	(5)
HSBC	02/04/25	USD	8,269	BRL	51,550	20
JPMorgan Chase Bank	01/02/25	THB	52,284	USD	1,603	70
JPMorgan Chase Bank	01/03/25	EUR	246	USD	261	6
JPMorgan Chase Bank	01/03/25	USD	260	EUR	245	(6)
JPMorgan Chase Bank	01/06/25	CNY	10,803	USD	1,514	32
JPMorgan Chase Bank	01/08/25	RON	28,400	USD	5,911	2
JPMorgan Chase Bank	01/09/25	THB	28,202	USD	844	17
JPMorgan Chase Bank	01/10/25	HKD	63,200	USD	8,141	4
JPMorgan Chase Bank	01/14/25	EUR	24,290	USD	25,639	473
JPMorgan Chase Bank	01/15/25	USD	117	COP	512,733	(1)
JPMorgan Chase Bank	01/15/25	COP	10,927,277	USD	2,463	(14)
JPMorgan Chase Bank	01/16/25	USD	1,965	HUF	724,159	(143)
JPMorgan Chase Bank	01/16/25	USD	2,107	ZAR	37,513	(122)
JPMorgan Chase Bank	01/16/25	USD	2,512	PHP	141,388	(76)
JPMorgan Chase Bank	01/16/25	PHP	30,450	USD	522	(3)
JPMorgan Chase Bank	01/16/25	ZAR	390,953	USD	22,156	1,461
JPMorgan Chase Bank	01/16/25	HUF	430,087	USD	1,152	70
JPMorgan Chase Bank	01/16/25	IDR	36,435,942	USD	2,292	36
JPMorgan Chase Bank	01/17/25	USD	1	PEN	4	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/17/25	USD	238	TRY	8,647	$4
JPMorgan Chase Bank	01/17/25	EUR	2,095	RON	10,517	16
JPMorgan Chase Bank	01/17/25	RON	4,100	EUR	820	(3)
JPMorgan Chase Bank	01/21/25	USD	751	INR	63,725	(7)
JPMorgan Chase Bank	01/21/25	USD	5,296	KZT	2,795,117	4
JPMorgan Chase Bank	01/22/25	IDR	56,395,105	USD	3,526	39
JPMorgan Chase Bank	01/22/25	IDR	9,356,612	USD	574	(4)
JPMorgan Chase Bank	02/03/25	USD	2,166	PHP	125,982	(7)
JPMorgan Chase Bank	02/03/25	INR	363,787	USD	4,240	3
JPMorgan Chase Bank	02/04/25	USD	670	HUF	266,800	—
JPMorgan Chase Bank	02/04/25	USD	5,901	RON	28,400	(1)
JPMorgan Chase Bank	02/04/25	USD	6,396	PLN	26,450	1
JPMorgan Chase Bank	02/10/25	USD	0	RON	1	—
JPMorgan Chase Bank	02/10/25	USD	707	NGN	1,074,072	(22)
JPMorgan Chase Bank	02/10/25	USD	1,573	PLN	6,278	(55)
JPMorgan Chase Bank	02/10/25	USD	3,863	MXN	78,940	(92)
JPMorgan Chase Bank	02/10/25	USD	18,104	ZAR	322,049	(1,094)
JPMorgan Chase Bank	02/10/25	ZAR	62,701	USD	3,476	164
JPMorgan Chase Bank	02/10/25	MXN	164,076	USD	8,084	245
JPMorgan Chase Bank	02/10/25	NGN	266,933	USD	207	37
JPMorgan Chase Bank	02/10/25	NGN	1,083,267	USD	667	(24)
JPMorgan Chase Bank	02/18/25	USD	744	PHP	43,821	7
JPMorgan Chase Bank	02/18/25	USD	7,349	KRW	10,226,796	(414)
JPMorgan Chase Bank	02/18/25	KRW	51,757	USD	36	1
JPMorgan Chase Bank	03/03/25	USD	501	PHP	29,589	6
JPMorgan Chase Bank	03/03/25	PHP	73,060	USD	1,249	(3)
JPMorgan Chase Bank	03/06/25	MYR	4,410	USD	994	4
JPMorgan Chase Bank	03/10/25	USD	484	CLP	471,884	(9)
JPMorgan Chase Bank	03/10/25	USD	2,863	THB	97,984	24
JPMorgan Chase Bank	03/10/25	USD	3,032	CNY	21,900	(6)
JPMorgan Chase Bank	03/10/25	USD	3,468	HUF	1,358,904	(57)
JPMorgan Chase Bank	03/10/25	HUF	13,141	USD	33	—
JPMorgan Chase Bank	03/10/25	BRL	23,997	USD	3,901	62
JPMorgan Chase Bank	03/10/25	BRL	462	USD	74	—
JPMorgan Chase Bank	03/24/25	TRY	8,989	USD	218	(18)
JPMorgan Chase Bank	05/20/25	USD	138	NGN	227,952	1
JPMorgan Chase Bank	05/20/25	USD	163	NGN	262,130	(3)
JPMorgan Chase Bank	05/20/25	NGN	1,111,039	USD	668	(9)
JPMorgan Chase Bank	11/25/25	RON	30,000	EUR	5,757	(49)
Midland Walwyn Capital Inc.	01/02/25	THB	8,336	USD	260	15
Midland Walwyn Capital Inc.	01/06/25	IDR	37,943,979	USD	2,437	82
Midland Walwyn Capital Inc.	01/16/25	USD	4,785	COP	20,852,225	(59)
Midland Walwyn Capital Inc.	01/17/25	RON	2,033	EUR	404	(4)
Midland Walwyn Capital Inc.	02/14/25	USD	192	MYR	856	—
Midland Walwyn Capital Inc.	02/14/25	MYR	5,877	USD	1,329	11
Midland Walwyn Capital Inc.	03/04/25	KZT	694,771	USD	1,297	(8)
Midland Walwyn Capital Inc.	03/19/25	USD	2,349	PHP	138,176	17
Montgomery/Bank of America	01/10/25	HKD	10,100	USD	1,299	(1)
Morgan Stanley	01/03/25	USD	231	PLN	950	(1)
Morgan Stanley	01/14/25	USD	395	PEN	1,500	4

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	01/21/25	USD	445	MXN	9,000	$(14)
Morgan Stanley	01/23/25	USD	391	IDR	6,100,000	(14)
Morgan Stanley	01/23/25	EGP	64,900	USD	1,258	(9)
Morgan Stanley	02/04/25	USD	290	BRL	1,700	(17)
Morgan Stanley	02/20/25	COP	5,350,000	USD	1,226	19
Morgan Stanley	02/20/25	COP	2,050,000	USD	460	(2)
Morgan Stanley	02/28/25	USD	403	ZAR	7,400	(13)
Morgan Stanley	02/28/25	ZAR	8,100	USD	452	25
Morgan Stanley	03/24/25	TRY	17,333	USD	407	(48)
SCB Securities	01/02/25	THB	119	USD	4	—
SCB Securities	01/03/25	USD	16,925	BRL	102,700	(310)
SCB Securities	01/13/25	USD	2,932	CLP	2,890,000	(25)
SCB Securities	01/13/25	USD	13,169	TRY	473,500	48
SCB Securities	01/17/25	RON	2,478	EUR	495	(2)
SCB Securities	01/21/25	USD	1,540	INR	131,200	(11)
SCB Securities	02/13/25	CNY	9,618	USD	1,341	12
SCB Securities	03/19/25	EUR	2,880	USD	3,011	19
SCB Securities	05/27/25	TRY	7,566	USD	183	(5)
Societe Generale	01/21/25	INR	33,561	USD	392	—
Standard Bank	01/03/25	USD	922	EUR	877	(14)
Standard Bank	01/03/25	EUR	2,351	USD	2,472	37
Standard Bank	01/17/25	USD	0	EUR	0	—
Standard Bank	02/14/25	SGD	887	USD	666	14
State Street	01/16/25	USD	2,866	COP	12,686,084	10
State Street	01/16/25	COP	33,538,309	USD	7,510	(91)
State Street	01/17/25	USD	1,307	EUR	1,246	(16)
State Street	01/22/25	USD	427	TWD	13,560	(14)
State Street	03/06/25	USD	650	JPY	96,815	(30)
TD Securities	01/03/25	USD	6,254	PLN	25,500	(81)
TD Securities	01/03/25	BRL	7,000	USD	1,147	15
TD Securities	01/14/25	USD	205	COP	900,000	(1)
TD Securities	01/21/25	USD	3,245	MXN	66,600	(54)
TD Securities	02/04/25	USD	4,961	BRL	30,930	13
UBS	01/03/25	USD	676	HUF	266,800	(5)
UBS	01/03/25	USD	1,191	BRL	7,400	6
UBS	01/21/25	USD	300	CZK	7,250	(1)
UBS	03/19/25	USD	3,038	EUR	2,920	(4)
Wells Fargo	01/13/25	USD	5,083	CZK	121,000	(104)
						$1,064

A list of open OTC swap agreements held by the Fund at December 31, 2024, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	12/20/2026	$4,300	$(3)	$(11)	$8
Bank of America	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	900	1	19	(18)
JPMorgan Chase	ISRAEL	Buy	1.00%	Quarterly	12/20/2029	300	—	5	(5)
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	12/20/2029	4,800	84	39	45

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	MORD	Buy	1.00%	Quarterly	12/20/2025	$5,000	$(2)	$29	$(31)
Morgan Stanley	MORD	Sell	1.00%	Quarterly	12/20/2029	500	(34)	(35)	1
Morgan Stanley	MSCI	Buy	1.00%	Quarterly	12/20/2028	1,700	243	505	(262)
JPMorgan Chase	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2026	3,300	(13)	(21)	8
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	12/20/2029	2,300	91	79	12
							$367	$609	$(242)

A list of open centrally cleared swap agreements held by the Fund at December 31, 2024, are as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.42.V1 1.0 12/20/29	Buy	1.00%	Quarterly	12/20/2029	$6,200	$194	$174	$20

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	12.5 FIXED	Annually	01/02/2029	BRL	39,538	$(732)	$(30)	$(702)
5.00% CLICP	1D CLOIS + 0 BPS	Semi-Annually	03/20/2034	CLP	2,400,000	81	(55)	136
2.2% FIXED	ID EURIB	Annually	03/19/2035	EUR	10,900	153	13	140
MIBOR	5.995% FIXED	Semi-Annually	03/19/2030	INR	613,000	(42)	–	(42)
BZDIOVRA	14.86% FIXED	Annually	01/02/2029	BRL	49,100	(235)	–	(235)
6-MONTH WIBOR	4.875% FIXED	Semi-Annually	03/19/2030	PLN	12,400	(12)	–	(12)
CZKPRIBR6M	3.81% FIXED	Annually	03/19/2035	CZK	21,300	–	–	–
.7797%: FIXED	SOFR	Annually	12/18/2054	USD	2,860	76	–	76
2.2322% FIXED	6-MONTH EURIBOR	Annually	12/18/2034	EUR	3,120	38	–	38
SOFR	3.9048% FIXED	Annually	12/18/2034	USD	1,780	(39)	–	(39)
4.865% FIXED	6M CLICP	Semi-Annually	03/19/2027	CLP	6,900,000	23	–	23
MIBOR	6.04% FIXED	Semi-Annually	03/19/2030	INR	607,000	(28)	–	(28)
8.7% FIXED	3-MONTH JIBAR	Quarterly	03/19/2035	ZAR	130,000	71	–	71
BZDIOVRA	15.62% FIXED	Annually	01/04/2027	BRL	74,579	(62)	–	(62)
6-MONTH BUBOR	6.31% FIXED	Semi-Annually	03/19/2030	HUF	700,000	(22)	–	(22)
CZKPRIBR6M	3.59% FIXED	Semi-Annually	03/19/2030	CZK	50,000	(6)	–	(6)
6-MONTH WIBOR	4.9975% FIXED	Semi-Annually	03/19/2027	PLN	32,400	(14)	–	(14)
6.31% FIXED	BUBOR06M	Annually	03/19/2035	PLN	7,800	16	–	16
MXIBTIEF	9.015% FIXED	Monthly	03/13/2030	MXN	44,100	(12)	–	(12)
MXIBTIEF	8.97% FIXED	Monthly	03/13/2030	MXN	53,000	(19)	–	(19)
BZDIOVRA	15.305% FIXED	Annually	01/04/2027	BRL	23,264	(41)	–	(41)
China 7-Day Reverse Repo Rate	1.416%	Quarterly	12/17/2029	CNY	64,070	5	–	5
INR OVERNIGHT MIBOR	6.08%	Semi-Annually	12/19/2029	INR	908,000	(37)	–	(37)
6-MONTH PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	182,300	(82)	(6)	(76)
6-MONTH PRIBOR	3.612%	Semi-Annually	12/20/2030	CZK	16,900	(3)	–	(3)
6-MONTH PRIBOR	3.597%	Semi-Annually	12/20/2028	CZK	24,400	(1)	–	(1)
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	4,200	(10)	–	(10)
MXN: Overnight TIIE Funding Rate	8.89%	Monthly	12/18/2026	MXN	420,664	(101)	(9)	(92)
1-DAY BRL - CETIP	15.69%	Annually	01/04/2027	BRL	39,100	(25)	–	(25)
1-DAY BRL - CETIP	15.26%	Annually	01/02/2029	BRL	18,400	(45)	–	(45)
MXN - TIIE	9.002%	Monthly	12/08/2034	MXN	72,500	(88)	–	(88)
MXN - TIIE	8.905%	Monthly	12/18/2026	MXN	406,336	(92)	–	(92)
HB: THAI OVERNIGHT REPURCHASE RATE (THOR)	1.9045%	Quarterly	12/20/2029	THB	110,700	(42)	–	(42)
SOFR	4.00% FIXED	Annually	09/18/2034	USD	15,700	(8)	133	(141)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.7% FIXED	SONIA	Annually	03/20/2054	GBP	2,500	$277	$(28)	$305
2.8% FIXED	3-MONTH THOR	Quarterly	03/20/2034	THB	86,000	(98)	(22)	(76)
1-DAY BRL - CETIP	11.5% FIXED	Annually	01/04/2027	BRL	31,585	(411)	(4)	(407)
2.4% FIXED	6-MONTH EURIBOR	Annually	03/20/2054	EUR	800	(39)	25	(64)
3-MONTH JIBOR	9.15% FIXED	Quarterly	03/20/2039	ZAR	52,000	(32)	27	(59)
1.1% FIXED	1-DAY TONAR	Annually	09/18/2034	JPY	726,000	(31)	(9)	(22)
						$(1,669)	$35	$(1,704)

Percentages are based on Net Assets of $902,356 ($ Thousands).
(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $94,382 ($ Thousands), representing 10.5% of the Net Assets of the Fund.

(C)	Zero coupon security.

Amounts designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	No interest rate available.
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.

SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW1 — GBP Swap 1 Year
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate

SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

 (Concluded)

SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SOFRRATE — U.S. SOFR
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M — ICE LIBOR USD 3 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USISDA05 — USD ICE Swap 11:00 NY 5 Year
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust